Vanguard Short-Term Bond Index Fund

Schedule of Investments (unaudited)
As of September 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (66.2%)
U.S. Government Securities (63.4%)
United States Treasury Note/Bond	7.875%	2/15/21	250	257
United States Treasury Note/Bond	1.250%	3/31/21	89,356	89,858
United States Treasury Note/Bond	8.125%	5/15/21	190	199
United States Treasury Note/Bond	1.250%	10/31/21	1,046,076	1,058,661
United States Treasury Note/Bond	1.500%	10/31/21	72,619	73,686
United States Treasury Note/Bond	2.875%	11/15/21	375,352	386,845
United States Treasury Note/Bond	1.500%	11/30/21	46,280	47,010
United States Treasury Note/Bond	1.750%	11/30/21	313,079	318,949
United States Treasury Note/Bond	2.625%	12/15/21	209,670	215,927
United States Treasury Note/Bond	1.625%	12/31/21	433,595	441,591
United States Treasury Note/Bond	2.000%	12/31/21	189,378	193,756
United States Treasury Note/Bond	2.125%	12/31/21	1,450	1,486
United States Treasury Note/Bond	2.500%	1/15/22	248,720	256,299
United States Treasury Note/Bond	1.375%	1/31/22	172,173	175,024
United States Treasury Note/Bond	1.500%	1/31/22	89,500	91,122
United States Treasury Note/Bond	1.875%	1/31/22	530,340	542,601
United States Treasury Note/Bond	2.000%	2/15/22	161,663	165,781
United States Treasury Note/Bond	2.500%	2/15/22	195,407	201,726
United States Treasury Note/Bond	1.125%	2/28/22	212,769	215,761
United States Treasury Note/Bond	1.750%	2/28/22	176,961	180,997
United States Treasury Note/Bond	1.875%	2/28/22	79,660	81,614
United States Treasury Note/Bond	2.375%	3/15/22	177,562	183,333
United States Treasury Note/Bond	0.375%	3/31/22	352,000	353,211
United States Treasury Note/Bond	1.750%	3/31/22	347,397	355,755
United States Treasury Note/Bond	1.875%	3/31/22	394,170	404,395
United States Treasury Note/Bond	2.250%	4/15/22	181,635	187,538
United States Treasury Note/Bond	0.125%	4/30/22	403,871	403,806
United States Treasury Note/Bond	1.750%	4/30/22	583,534	598,397
United States Treasury Note/Bond	1.875%	4/30/22	160,194	164,574
United States Treasury Note/Bond	1.750%	5/15/22	172,660	177,165
United States Treasury Note/Bond	2.125%	5/15/22	260,496	268,881
United States Treasury Note/Bond	0.125%	5/31/22	97,393	97,377
United States Treasury Note/Bond	1.750%	5/31/22	314,855	323,318
United States Treasury Note/Bond	1.875%	5/31/22	15,000	15,434
United States Treasury Note/Bond	1.750%	6/15/22	150,771	154,917
United States Treasury Note/Bond	0.125%	6/30/22	478,157	478,081
United States Treasury Note/Bond	1.750%	6/30/22	69,830	71,794
United States Treasury Note/Bond	2.125%	6/30/22	54,730	56,629
United States Treasury Note/Bond	1.750%	7/15/22	96,605	99,382
United States Treasury Note/Bond	0.125%	7/31/22	497,197	497,117
United States Treasury Note/Bond	1.875%	7/31/22	229,394	236,670
United States Treasury Note/Bond	2.000%	7/31/22	212,520	219,758
United States Treasury Note/Bond	1.500%	8/15/22	217,455	223,026
United States Treasury Note/Bond	1.625%	8/15/22	131,447	135,124
United States Treasury Note/Bond	0.125%	8/31/22	318,090	318,039

United States Treasury Note/Bond	1.625%	8/31/22	475,501	489,024
United States Treasury Note/Bond	1.875%	8/31/22	228,867	236,447
United States Treasury Note/Bond	1.500%	9/15/22	233,725	239,970
United States Treasury Note/Bond	0.125%	9/30/22	398,311	398,247
United States Treasury Note/Bond	1.750%	9/30/22	103,585	106,919
United States Treasury Note/Bond	1.875%	9/30/22	193,712	200,432
United States Treasury Note/Bond	1.375%	10/15/22	242,515	248,617
United States Treasury Note/Bond	1.875%	10/31/22	10,915	11,307
United States Treasury Note/Bond	2.000%	10/31/22	203,144	210,983
United States Treasury Note/Bond	1.625%	11/15/22	310,263	319,959
United States Treasury Note/Bond	2.000%	11/30/22	486,670	506,214
United States Treasury Note/Bond	1.625%	12/15/22	112,375	116,045
United States Treasury Note/Bond	2.125%	12/31/22	391,477	408,851
United States Treasury Note/Bond	1.500%	1/15/23	242,855	250,369
United States Treasury Note/Bond	1.750%	1/31/23	39,330	40,799
United States Treasury Note/Bond	2.375%	1/31/23	295,243	310,560
United States Treasury Note/Bond	1.375%	2/15/23	141,475	145,609
United States Treasury Note/Bond	2.000%	2/15/23	35,000	36,531
United States Treasury Note/Bond	1.500%	2/28/23	285,326	294,645
United States Treasury Note/Bond	2.625%	2/28/23	863,733	915,289
United States Treasury Note/Bond	1.500%	3/31/23	176,205	182,124
United States Treasury Note/Bond	2.500%	3/31/23	196,875	208,441
United States Treasury Note/Bond	0.250%	4/15/23	1,011,525	1,014,216
United States Treasury Note/Bond	1.625%	4/30/23	70,895	73,587
United States Treasury Note/Bond	2.750%	4/30/23	20,990	22,394
United States Treasury Note/Bond	0.125%	5/15/23	106,014	105,948
United States Treasury Note/Bond	1.750%	5/15/23	382,650	398,675
United States Treasury Note/Bond	1.625%	5/31/23	210,100	218,340
United States Treasury Note/Bond	2.750%	5/31/23	213,123	227,841
United States Treasury Note/Bond	0.250%	6/15/23	150,040	150,439
United States Treasury Note/Bond	1.375%	6/30/23	130,000	134,347
United States Treasury Note/Bond	2.625%	6/30/23	321,252	343,036
United States Treasury Note/Bond	0.125%	7/15/23	657,936	657,318
United States Treasury Note/Bond	1.250%	7/31/23	69,648	71,803
United States Treasury Note/Bond	2.750%	7/31/23	165,108	177,181
United States Treasury Note/Bond	0.125%	8/15/23	188,135	187,958
United States Treasury Note/Bond	2.500%	8/15/23	339,900	362,738
United States Treasury Note/Bond	1.375%	8/31/23	204,880	212,147
United States Treasury Note/Bond	2.750%	8/31/23	244,140	262,526
United States Treasury Note/Bond	0.125%	9/15/23	443,960	443,543
United States Treasury Note/Bond	1.375%	9/30/23	118,075	122,355
United States Treasury Note/Bond	2.875%	9/30/23	358,829	387,873
United States Treasury Note/Bond	1.625%	10/31/23	10,000	10,448
United States Treasury Note/Bond	2.875%	10/31/23	150,867	163,407
United States Treasury Note/Bond	2.750%	11/15/23	465,537	502,924
United States Treasury Note/Bond	2.125%	11/30/23	230,360	244,541
United States Treasury Note/Bond	2.875%	11/30/23	117,469	127,490
United States Treasury Note/Bond	2.250%	12/31/23	53,392	56,980
United States Treasury Note/Bond	2.625%	12/31/23	167,648	180,929
United States Treasury Note/Bond	2.250%	1/31/24	154,680	165,290
United States Treasury Note/Bond	2.500%	1/31/24	319,655	344,278
United States Treasury Note/Bond	2.750%	2/15/24	299,077	324,965
United States Treasury Note/Bond	2.125%	2/29/24	303,995	324,135
United States Treasury Note/Bond	2.375%	2/29/24	333,228	358,117
United States Treasury Note/Bond	2.125%	3/31/24	536,754	572,985
United States Treasury Note/Bond	2.000%	4/30/24	95,635	101,806
United States Treasury Note/Bond	2.250%	4/30/24	318,585	341,982

	United States Treasury Note/Bond	2.500%	5/15/24	405,309	438,998
	United States Treasury Note/Bond	2.000%	5/31/24	478,278	509,816
	United States Treasury Note/Bond	1.750%	6/30/24	238,738	252,539
	United States Treasury Note/Bond	2.000%	6/30/24	227,460	242,743
	United States Treasury Note/Bond	1.750%	7/31/24	237,309	251,289
	United States Treasury Note/Bond	2.125%	7/31/24	192,650	206,737
	United States Treasury Note/Bond	2.375%	8/15/24	460,333	498,812
	United States Treasury Note/Bond	1.250%	8/31/24	215,108	223,779
	United States Treasury Note/Bond	1.875%	8/31/24	160,978	171,392
	United States Treasury Note/Bond	1.500%	9/30/24	220,815	232,096
	United States Treasury Note/Bond	2.125%	9/30/24	322,595	347,093
	United States Treasury Note/Bond	1.500%	10/31/24	257,844	271,221
	United States Treasury Note/Bond	2.250%	10/31/24	287,110	310,751
	United States Treasury Note/Bond	2.250%	11/15/24	511,920	554,312
	United States Treasury Note/Bond	1.500%	11/30/24	149,822	157,712
	United States Treasury Note/Bond	2.125%	11/30/24	215,565	232,474
	United States Treasury Note/Bond	1.750%	12/31/24	139,095	148,005
	United States Treasury Note/Bond	2.250%	12/31/24	220,395	239,197
	United States Treasury Note/Bond	1.375%	1/31/25	198,815	208,539
	United States Treasury Note/Bond	2.500%	1/31/25	441,295	484,321
	United States Treasury Note/Bond	2.000%	2/15/25	254,220	273,604
	United States Treasury Note/Bond	1.125%	2/28/25	140,914	146,397
	United States Treasury Note/Bond	2.750%	2/28/25	174,840	194,072
	United States Treasury Note/Bond	2.625%	3/31/25	124,516	137,746
	United States Treasury Note/Bond	0.375%	4/30/25	95,118	95,653
	United States Treasury Note/Bond	2.875%	4/30/25	222,775	249,370
	United States Treasury Note/Bond	2.125%	5/15/25	744,630	808,385
	United States Treasury Note/Bond	0.250%	5/31/25	217,886	217,818
	United States Treasury Note/Bond	2.875%	5/31/25	346,735	388,777
	United States Treasury Note/Bond	0.250%	6/30/25	103,035	102,955
	United States Treasury Note/Bond	2.750%	6/30/25	119,750	133,746
	United States Treasury Note/Bond	0.250%	7/31/25	209,968	209,771
	United States Treasury Note/Bond	2.875%	7/31/25	127,915	143,865
	United States Treasury Note/Bond	2.000%	8/15/25	495,102	536,334
	United States Treasury Note/Bond	0.250%	8/31/25	265,785	265,495
	United States Treasury Note/Bond	2.750%	8/31/25	199,795	223,864
	United States Treasury Note/Bond	0.250%	9/30/25	321,615	321,162
	United States Treasury Note/Bond	3.000%	9/30/25	173,516	196,887
	United States Treasury Note/Bond	3.000%	10/31/25	151,522	172,214
	United States Treasury Note/Bond	2.250%	11/15/25	390,080	428,721
					37,263,457
Agency Bonds and Notes (2.8%)
1	AID-Iraq	2.149%	1/18/22	9,755	9,997
1	AID-Israel	5.500%	9/18/23	4,300	4,956
1	AID-Israel	5.500%	12/4/23	8,000	9,299
1	AID-Israel	5.500%	4/26/24	12,058	14,211
1	AID-Jordan	2.578%	6/30/22	3,200	3,330
1	AID-Tunisia	1.416%	8/5/21	4,885	4,934
1	AID-Ukraine	1.471%	9/29/21	10,305	10,420
	Federal Farm Credit Banks	3.050%	11/15/21	5,175	5,344
	Federal Farm Credit Banks	1.600%	12/28/21	6,455	6,572
	Federal Farm Credit Banks	2.600%	1/18/22	5,000	5,159
	Federal Farm Credit Banks	1.770%	6/26/23	4,600	4,794
	Federal Farm Credit Banks	3.500%	12/20/23	4,250	4,687
	Federal Farm Credit Banks Funding Corp.	0.375%	4/8/22	25,000	25,084
	Federal Home Loan Banks	1.125%	7/14/21	18,400	18,544
	Federal Home Loan Banks	3.000%	10/12/21	56,150	57,801

	Federal Home Loan Banks	1.625%	11/19/21	19,020	19,339
	Federal Home Loan Banks	1.875%	11/29/21	52,600	53,657
	Federal Home Loan Banks	1.625%	12/20/21	6,700	6,821
	Federal Home Loan Banks	0.250%	6/3/22	40,000	40,072
	Federal Home Loan Banks	2.125%	6/10/22	5,650	5,839
	Federal Home Loan Banks	0.125%	8/12/22	45,000	44,977
	Federal Home Loan Banks	1.375%	2/17/23	23,000	23,637
	Federal Home Loan Banks	2.125%	3/10/23	8,950	9,366
	Federal Home Loan Banks	2.500%	2/13/24	47,120	50,612
	Federal Home Loan Banks	2.875%	6/14/24	20,000	21,888
	Federal Home Loan Banks	1.500%	8/15/24	9,970	10,423
	Federal Home Loan Banks	5.375%	8/15/24	100	119
	Federal Home Loan Banks	2.875%	9/13/24	20,000	21,989
	Federal Home Loan Banks	0.500%	4/14/25	25,000	25,114
	Federal Home Loan Banks	0.375%	9/4/25	15,000	14,998
2	Federal Home Loan Mortgage Corp.	2.375%	1/13/22	118,830	122,230
2	Federal Home Loan Mortgage Corp.	0.250%	6/8/22	43,400	43,478
2	Federal Home Loan Mortgage Corp.	0.125%	7/25/22	46,000	45,977
2	Federal Home Loan Mortgage Corp.	0.375%	4/20/23	5,000	5,020
2	Federal Home Loan Mortgage Corp.	0.375%	5/5/23	25,000	25,102
2	Federal Home Loan Mortgage Corp.	2.750%	6/19/23	20,000	21,366
2	Federal Home Loan Mortgage Corp.	0.250%	6/26/23	46,000	46,029
2	Federal Home Loan Mortgage Corp.	0.250%	8/24/23	51,175	51,209
2	Federal Home Loan Mortgage Corp.	0.250%	9/8/23	40,000	40,016
2	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	20,000	20,970
2	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	40,000	39,898
2	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	50,000	49,844
2	Federal National Mortgage Assn.	1.375%	10/7/21	40,100	40,602
2	Federal National Mortgage Assn.	2.000%	1/5/22	53,065	54,306
2	Federal National Mortgage Assn.	2.625%	1/11/22	10,798	11,140
2	Federal National Mortgage Assn.	1.875%	4/5/22	1,070	1,098
2	Federal National Mortgage Assn.	2.250%	4/12/22	28,571	29,491
2	Federal National Mortgage Assn.	1.375%	9/6/22	10,875	11,129
2	Federal National Mortgage Assn.	2.000%	10/5/22	26,250	27,205
2	Federal National Mortgage Assn.	2.375%	1/19/23	19,149	20,101
2	Federal National Mortgage Assn.	0.250%	5/22/23	40,000	40,035
2	Federal National Mortgage Assn.	0.250%	7/10/23	56,000	56,036
2	Federal National Mortgage Assn.	2.875%	9/12/23	4,590	4,945
2	Federal National Mortgage Assn.	2.500%	2/5/24	14,133	15,173
2	Federal National Mortgage Assn.	1.750%	7/2/24	15,414	16,254
2	Federal National Mortgage Assn.	2.625%	9/6/24	98,365	107,301
2	Federal National Mortgage Assn.	1.625%	1/7/25	28,005	29,518
2	Federal National Mortgage Assn.	0.625%	4/22/25	35,700	36,065
2	Federal National Mortgage Assn.	0.500%	6/17/25	25,000	25,083
2	Federal National Mortgage Assn.	0.375%	8/25/25	30,000	29,923
	Private Export Funding Corp.	4.300%	12/15/21	9,940	10,418
	Private Export Funding Corp.	2.800%	5/15/22	3,725	3,878
	Private Export Funding Corp.	2.050%	11/15/22	10,276	10,642
	Private Export Funding Corp.	3.550%	1/15/24	3,500	3,851
	Private Export Funding Corp.	2.450%	7/15/24	3,350	3,592
	Private Export Funding Corp.	1.750%	11/15/24	2,130	2,250
	Resolution Funding Corp.	8.625%	1/15/21	850	871
	Tennessee Valley Authority	1.875%	8/15/22	8,175	8,418
	Tennessee Valley Authority	2.875%	9/15/24	7,875	8,639

	Tennessee Valley Authority	0.750%	5/15/25	7,000	7,093
					1,660,179
Total U.S. Government and Agency Obligations (Cost $37,786,716)					38,923,636
Corporate Bonds (26.1%)
Finance (10.9%)
	Banking (8.7%)
	Ally Financial Inc.	4.125%	2/13/22	6,200	6,425
	Ally Financial Inc.	1.450%	10/2/23	6,000	5,977
	Ally Financial Inc.	3.875%	5/21/24	4,250	4,532
	Ally Financial Inc.	5.125%	9/30/24	4,880	5,441
	Ally Financial Inc.	4.625%	3/30/25	3,349	3,692
	American Express Co.	3.700%	11/5/21	9,814	10,141
	American Express Co.	2.750%	5/20/22	5,900	6,102
	American Express Co.	2.500%	8/1/22	8,563	8,860
	American Express Co.	2.650%	12/2/22	7,598	7,960
	American Express Co.	3.400%	2/27/23	18,316	19,487
	American Express Co.	3.700%	8/3/23	5,972	6,470
	American Express Co.	3.400%	2/22/24	10,094	10,960
	American Express Co.	2.500%	7/30/24	20,120	21,351
	American Express Co.	3.000%	10/30/24	10,941	11,844
	American Express Co.	3.625%	12/5/24	2,960	3,277
	American Express Credit Corp.	2.700%	3/3/22	15,532	15,995
	Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	6,825	6,919
	Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	6,650	6,823
	Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	2,990	3,098
	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	9,692	10,148
	Australia & New Zealand Banking Group
	Ltd./New York NY	2.050%	11/21/22	900	930
	Banco Santander SA	3.500%	4/11/22	4,305	4,461
	Banco Santander SA	3.125%	2/23/23	6,875	7,201
	Banco Santander SA	3.848%	4/12/23	11,130	11,880
	Banco Santander SA	2.706%	6/27/24	5,953	6,272
	Banco Santander SA	2.746%	5/28/25	6,100	6,404
	Bancolombia SA	3.000%	1/29/25	3,900	3,905
	Bank of America Corp.	5.000%	5/13/21	75	77
	Bank of America Corp.	2.503%	10/21/22	20,637	21,073
	Bank of America Corp.	3.300%	1/11/23	30,328	32,183
3	Bank of America Corp.	3.124%	1/20/23	14,936	15,399
3	Bank of America Corp.	2.881%	4/24/23	14,550	15,022
3	Bank of America Corp.	2.816%	7/21/23	17,233	17,899
	Bank of America Corp.	4.100%	7/24/23	13,075	14,367
3	Bank of America Corp.	3.004%	12/20/23	37,129	38,990
	Bank of America Corp.	4.125%	1/22/24	3,200	3,531
3	Bank of America Corp.	3.550%	3/5/24	34,733	36,897
	Bank of America Corp.	4.000%	4/1/24	5,059	5,600
3	Bank of America Corp.	1.486%	5/19/24	5,400	5,478
3	Bank of America Corp.	3.864%	7/23/24	15,623	16,869
	Bank of America Corp.	4.200%	8/26/24	20,267	22,492
	Bank of America Corp.	4.000%	1/22/25	15,966	17,781
3	Bank of America Corp.	3.458%	3/15/25	1,200	1,295
	Bank of America Corp.	3.950%	4/21/25	11,304	12,496
	Bank of America Corp.	3.875%	8/1/25	10,100	11,462
3	Bank of America Corp.	0.981%	9/25/25	10,000	9,997
3	Bank of America Corp.	3.093%	10/1/25	21,209	22,873
3	Bank of America Corp.	2.456%	10/22/25	25,700	27,075
3	Bank of America Corp.	3.366%	1/23/26	13,375	14,576

3	Bank of America Corp.	2.015%	2/13/26	33,325	34,578
3	Bank of America Corp.	1.319%	6/19/26	43,100	43,372
3	Bank of America NA	3.335%	1/25/23	129	134
	Bank of Montreal	1.900%	8/27/21	17,241	17,501
	Bank of Montreal	2.900%	3/26/22	10,657	11,056
	Bank of Montreal	2.050%	11/1/22	100	103
	Bank of Montreal	2.550%	11/6/22	150	157
	Bank of Montreal	3.300%	2/5/24	12,006	12,981
	Bank of Montreal	2.500%	6/28/24	7,448	7,921
	Bank of Montreal	1.850%	5/1/25	26,728	27,818
3	Bank of Montreal	4.338%	10/5/28	5,595	6,001
3	Bank of Montreal	4.800%	12/31/49	117	119
	Bank of New York Mellon Corp.	2.600%	2/7/22	21,509	22,128
	Bank of New York Mellon Corp.	1.950%	8/23/22	4,225	4,351
	Bank of New York Mellon Corp.	1.850%	1/27/23	9,250	9,550
	Bank of New York Mellon Corp.	2.950%	1/29/23	9,402	9,902
	Bank of New York Mellon Corp.	3.500%	4/28/23	3,025	3,262
3	Bank of New York Mellon Corp.	2.661%	5/16/23	8,775	9,069
	Bank of New York Mellon Corp.	3.450%	8/11/23	9,175	9,963
	Bank of New York Mellon Corp.	2.200%	8/16/23	9,215	9,665
	Bank of New York Mellon Corp.	3.400%	5/15/24	4,080	4,470
	Bank of New York Mellon Corp.	3.250%	9/11/24	11,369	12,450
	Bank of New York Mellon Corp.	2.100%	10/24/24	3,800	4,023
	Bank of New York Mellon Corp.	3.000%	2/24/25	1,062	1,168
	Bank of New York Mellon Corp.	1.600%	4/24/25	4,950	5,136
	Bank of Nova Scotia	3.125%	4/20/21	4,400	4,468
	Bank of Nova Scotia	2.700%	3/7/22	18,419	19,018
	Bank of Nova Scotia	2.450%	9/19/22	2,496	2,595
	Bank of Nova Scotia	2.000%	11/15/22	5,950	6,140
	Bank of Nova Scotia	2.375%	1/18/23	1,025	1,068
	Bank of Nova Scotia	1.950%	2/1/23	11,683	12,054
	Bank of Nova Scotia	1.625%	5/1/23	1,150	1,180
	Bank of Nova Scotia	0.550%	9/15/23	5,000	4,992
	Bank of Nova Scotia	3.400%	2/11/24	12,200	13,240
	Bank of Nova Scotia	2.200%	2/3/25	17,414	18,383
	Barclays Bank plc	1.700%	5/12/22	20,950	21,308
	Barclays plc	3.200%	8/10/21	9,860	10,087
	Barclays plc	3.684%	1/10/23	9,265	9,553
3	Barclays plc	4.610%	2/15/23	12,325	12,900
3	Barclays plc	4.338%	5/16/24	10,946	11,740
	Barclays plc	4.375%	9/11/24	2,550	2,702
	Barclays plc	3.650%	3/16/25	14,479	15,610
3	Barclays plc	3.932%	5/7/25	8,590	9,194
3	Barclays plc	2.852%	5/7/26	12,600	13,115
	BBVA USA	3.500%	6/11/21	7,750	7,895
	BBVA USA	2.875%	6/29/22	9,903	10,198
	BBVA USA	3.875%	4/10/25	1,100	1,182
	BNP Paribas SA	3.250%	3/3/23	5,299	5,643
	BNP Paribas SA	4.250%	10/15/24	7,840	8,671
	BPCE SA	2.750%	12/2/21	9,850	10,127
4	BPCE SA	3.000%	5/22/22	6,000	6,207
	BPCE SA	4.000%	4/15/24	6,276	6,949
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	8,375	8,697
	Canadian Imperial Bank of Commerce	0.950%	6/23/23	6,100	6,153
3	Canadian Imperial Bank of Commerce	2.606%	7/22/23	5,420	5,611
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	7,750	8,418
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	6,130	6,611

	Canadian Imperial Bank of Commerce	2.250%	1/28/25	6,650	7,007
3	Capital One Bank USA NA	2.014%	1/27/23	1,400	1,424
	Capital One Bank USA NA	3.375%	2/15/23	13,865	14,660
	Capital One Financial Corp.	3.050%	3/9/22	9,377	9,682
	Capital One Financial Corp.	3.200%	1/30/23	2,300	2,431
	Capital One Financial Corp.	2.600%	5/11/23	10,970	11,476
	Capital One Financial Corp.	3.500%	6/15/23	3,205	3,430
	Capital One Financial Corp.	3.900%	1/29/24	4,983	5,424
	Capital One Financial Corp.	3.750%	4/24/24	5,767	6,278
	Capital One Financial Corp.	3.300%	10/30/24	11,010	11,889
	Capital One Financial Corp.	3.200%	2/5/25	7,335	7,912
	Capital One Financial Corp.	4.250%	4/30/25	18,225	20,630
	Capital One NA	2.150%	9/6/22	50	51
	Citibank NA	3.650%	1/23/24	6,353	6,941
	Citigroup Inc.	2.900%	12/8/21	9,725	9,980
	Citigroup Inc.	4.500%	1/14/22	23,386	24,582
	Citigroup Inc.	2.750%	4/25/22	27,550	28,480
	Citigroup Inc.	4.050%	7/30/22	9,591	10,179
	Citigroup Inc.	2.700%	10/27/22	10,035	10,460
3	Citigroup Inc.	2.312%	11/4/22	9,825	10,009
3	Citigroup Inc.	3.142%	1/24/23	5,780	5,964
	Citigroup Inc.	3.375%	3/1/23	325	345
	Citigroup Inc.	3.500%	5/15/23	14,445	15,400
3	Citigroup Inc.	2.876%	7/24/23	15,497	16,096
	Citigroup Inc.	3.875%	10/25/23	13,767	15,035
3	Citigroup Inc.	1.678%	5/15/24	19,747	20,208
3	Citigroup Inc.	4.044%	6/1/24	19,976	21,547
	Citigroup Inc.	3.750%	6/16/24	9,300	10,252
	Citigroup Inc.	4.000%	8/5/24	50	55
	Citigroup Inc.	3.875%	3/26/25	1,450	1,598
3	Citigroup Inc.	3.352%	4/24/25	14,610	15,752
	Citigroup Inc.	4.400%	6/10/25	11,665	13,106
3	Citigroup Inc.	3.106%	4/8/26	39,765	42,801
	Citizens Bank NA	2.650%	5/26/22	4,069	4,206
	Citizens Bank NA	3.700%	3/29/23	4,950	5,284
	Citizens Bank NA	3.250%	2/14/22	7,425	7,693
	Citizens Bank NA	2.250%	4/28/25	2,500	2,653
	Comerica Bank	2.500%	7/23/24	2,930	3,116
	Comerica Inc.	3.700%	7/31/23	11,596	12,567
4	Commonwealth Bank of Australia	3.350%	6/4/24	5,000	5,468
	Cooperatieve Rabobank UA	2.750%	1/10/22	10,586	10,911
	Cooperatieve Rabobank UA	3.875%	2/8/22	17,206	18,023
	Cooperatieve Rabobank UA	3.950%	11/9/22	9,790	10,388
	Cooperatieve Rabobank UA	2.750%	1/10/23	3,600	3,784
	Cooperatieve Rabobank UA	4.625%	12/1/23	7,725	8,554
	Cooperatieve Rabobank UA	3.375%	5/21/25	15,317	17,231
	Cooperatieve Rabobank UA	4.375%	8/4/25	9,874	11,116
	Credit Suisse AG	3.000%	10/29/21	17,800	18,311
	Credit Suisse AG	2.100%	11/12/21	6,450	6,571
	Credit Suisse AG	2.800%	4/8/22	4,100	4,243
	Credit Suisse AG	1.000%	5/5/23	10,000	10,088
	Credit Suisse AG	3.625%	9/9/24	16,544	18,294
	Credit Suisse AG	2.950%	4/9/25	43,644	47,621
	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	8,777	8,824
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	13,599	14,158
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	8,188	8,780
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	15,190	16,828

	Deutsche Bank AG	3.125%	1/13/21	25	25
	Deutsche Bank AG	4.250%	10/14/21	12,660	13,013
	Deutsche Bank AG	3.300%	11/16/22	8,876	9,153
	Deutsche Bank AG	3.950%	2/27/23	11,779	12,358
	Deutsche Bank AG	3.700%	5/30/24	17,130	18,051
	Deutsche Bank AG	3.700%	5/30/24	1,000	1,054
	Deutsche Bank AG	5.000%	2/14/22	6,850	7,158
	Discover Bank	3.200%	8/9/21	4,021	4,106
	Discover Bank	3.350%	2/6/23	3,149	3,330
	Discover Bank	4.200%	8/8/23	13,110	14,350
	Discover Bank	2.450%	9/12/24	9,210	9,712
3	Discover Bank	4.682%	8/9/28	10,370	10,900
	Discover Financial Services	3.850%	11/21/22	8,124	8,659
	Discover Financial Services	3.950%	11/6/24	636	701
	Discover Financial Services	3.750%	3/4/25	1,720	1,873
	Fifth Third Bancorp	3.500%	3/15/22	5,070	5,273
	Fifth Third Bancorp	1.625%	5/5/23	1,300	1,334
	Fifth Third Bancorp	4.300%	1/16/24	11,478	12,678
	Fifth Third Bancorp	3.650%	1/25/24	13,501	14,716
	Fifth Third Bancorp	2.375%	1/28/25	1,145	1,212
	Fifth Third Bank	2.250%	6/14/21	10,118	10,232
	Fifth Third Bank	2.875%	10/1/21	4,141	4,239
	Fifth Third Bank	1.800%	1/30/23	3,903	4,015
	First Horizon National Corp.	3.500%	12/15/20	5,558	5,577
	First Horizon National Corp.	4.000%	5/26/25	1,100	1,192
	First Republic Bank	2.500%	6/6/22	7,625	7,860
3	First Republic Bank	1.912%	2/12/24	1,750	1,795
	FNB Corp.	2.200%	2/24/23	1,650	1,663
	Goldman Sachs Group Inc.	2.600%	12/27/20	2,720	2,734
	Goldman Sachs Group Inc.	2.350%	11/15/21	9,624	9,648
	Goldman Sachs Group Inc.	5.750%	1/24/22	36,456	38,928
	Goldman Sachs Group Inc.	3.000%	4/26/22	17,881	18,125
3	Goldman Sachs Group Inc.	2.876%	10/31/22	19,869	20,338
	Goldman Sachs Group Inc.	3.625%	1/22/23	8,707	9,294
	Goldman Sachs Group Inc.	3.200%	2/23/23	4,511	4,775
3	Goldman Sachs Group Inc.	2.908%	6/5/23	10,306	10,664
3	Goldman Sachs Group Inc.	2.905%	7/24/23	9,896	10,255
	Goldman Sachs Group Inc.	3.625%	2/20/24	18,550	20,151
	Goldman Sachs Group Inc.	4.000%	3/3/24	10,859	11,919
	Goldman Sachs Group Inc.	3.850%	7/8/24	13,781	15,119
	Goldman Sachs Group Inc.	3.500%	1/23/25	5,714	6,255
	Goldman Sachs Group Inc.	3.500%	4/1/25	31,117	34,344
	Goldman Sachs Group Inc.	3.750%	5/22/25	16,100	17,895
3	Goldman Sachs Group Inc.	3.272%	9/29/25	30,466	32,975
	HSBC Holdings plc	4.000%	3/30/22	3,536	3,708
3	HSBC Holdings plc	3.262%	3/13/23	20,610	21,310
	HSBC Holdings plc	3.600%	5/25/23	15,855	16,917
3	HSBC Holdings plc	3.033%	11/22/23	15,745	16,434
	HSBC Holdings plc	4.250%	3/14/24	5,484	5,881
3	HSBC Holdings plc	3.950%	5/18/24	15,278	16,351
3	HSBC Holdings plc	3.803%	3/11/25	23,475	25,272
	HSBC Holdings plc	4.250%	8/18/25	1,300	1,411
3	HSBC Holdings plc	2.633%	11/7/25	30,209	31,248
3	HSBC Holdings plc	1.645%	4/18/26	5,000	4,969
3	HSBC Holdings plc	2.099%	6/4/26	24,002	24,302
3	HSBC Holdings plc	4.292%	9/12/26	11,077	12,327
	HSBC USA Inc.	3.500%	6/23/24	7,191	7,718

	Huntington Bancshares Inc.	7.000%	12/15/20	1,250	1,267
	Huntington Bancshares Inc.	2.300%	1/14/22	3,220	3,288
	Huntington Bancshares Inc.	2.625%	8/6/24	6,435	6,841
	Huntington Bancshares Inc.	4.000%	5/15/25	7,401	8,424
	Huntington National Bank	3.125%	4/1/22	4,000	4,151
	Huntington National Bank	2.500%	8/7/22	10,675	11,087
	Huntington National Bank	1.800%	2/3/23	3,925	4,028
	Huntington National Bank	3.550%	10/6/23	1,500	1,630
	ING Groep NV	3.150%	3/29/22	8,017	8,315
	ING Groep NV	4.100%	10/2/23	14,638	16,069
	ING Groep NV	3.550%	4/9/24	6,138	6,673
	JPMorgan Chase & Co.	3.250%	9/23/22	24,609	26,021
	JPMorgan Chase & Co.	2.972%	1/15/23	17,398	17,959
	JPMorgan Chase & Co.	3.200%	1/25/23	17,447	18,537
3	JPMorgan Chase & Co.	3.207%	4/1/23	18,548	19,272
3	JPMorgan Chase & Co.	2.776%	4/25/23	12,157	12,581
	JPMorgan Chase & Co.	3.375%	5/1/23	14,596	15,466
	JPMorgan Chase & Co.	2.700%	5/18/23	15,772	16,614
	JPMorgan Chase & Co.	3.875%	2/1/24	14,000	15,446
3	JPMorgan Chase & Co.	3.559%	4/23/24	29,898	31,942
	JPMorgan Chase & Co.	3.625%	5/13/24	14,298	15,741
3	JPMorgan Chase & Co.	1.514%	6/1/24	8,265	8,441
3	JPMorgan Chase & Co.	3.797%	7/23/24	15,201	16,435
	JPMorgan Chase & Co.	3.875%	9/10/24	12,194	13,457
3	JPMorgan Chase & Co.	0.653%	9/16/24	17,000	16,998
3	JPMorgan Chase & Co.	4.023%	12/5/24	3,943	4,337
	JPMorgan Chase & Co.	3.125%	1/23/25	1,000	1,090
3	JPMorgan Chase & Co.	3.220%	3/1/25	16,625	17,824
	JPMorgan Chase & Co.	3.900%	7/15/25	500	564
3	JPMorgan Chase & Co.	2.301%	10/15/25	20,925	21,932
3	JPMorgan Chase & Co.	2.005%	3/13/26	29,428	30,487
3	JPMorgan Chase & Co.	2.083%	4/22/26	75,325	78,703
	KeyBank NA	3.350%	6/15/21	3,715	3,793
	KeyBank NA	2.500%	11/22/21	5,910	6,050
	KeyBank NA	2.400%	6/9/22	7,490	7,731
	KeyBank NA	2.300%	9/14/22	6,107	6,328
	KeyBank NA	3.375%	3/7/23	4,220	4,498
	KeyBank NA	3.300%	6/1/25	137	153
3	KeyBank NA	3.180%	10/15/27	2,725	2,836
	KeyBank NA	3.300%	2/1/22	218	226
	KeyBank NA	1.250%	3/10/23	308	313
	Lloyds Banking Group plc	3.100%	7/6/21	1,168	1,192
	Lloyds Banking Group plc	3.000%	1/11/22	16,540	16,993
3	Lloyds Banking Group plc	2.858%	3/17/23	9,150	9,402
3	Lloyds Banking Group plc	1.326%	6/15/23	21,000	21,131
	Lloyds Banking Group plc	4.050%	8/16/23	13,825	14,984
3	Lloyds Banking Group plc	2.907%	11/7/23	10,375	10,764
	Lloyds Banking Group plc	4.500%	11/4/24	5,337	5,816
	Lloyds Banking Group plc	4.450%	5/8/25	3,610	4,082
3	Lloyds Banking Group plc	3.870%	7/9/25	23,100	25,322
3	Lloyds Banking Group plc	2.438%	2/5/26	6,575	6,825
	M&T Bank Corp.	3.550%	7/26/23	9,750	10,614
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	3,246	3,550
	Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	9,850	10,170
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	10,589	10,985
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	13,525	14,015
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	18,293	18,976

	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	11,555	12,303
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	21,383	23,141
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	3,966	4,164
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	6,675	7,251
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	7,225	7,701
3	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	5,000	4,996
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	24,175	25,343
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	16,450	16,706
	Mizuho Financial Group Inc.	2.953%	2/28/22	7,700	7,957
	Mizuho Financial Group Inc.	2.601%	9/11/22	2,200	2,284
	Mizuho Financial Group Inc.	3.549%	3/5/23	8,940	9,530
3	Mizuho Financial Group Inc.	2.721%	7/16/23	11,850	12,272
3	Mizuho Financial Group Inc.	1.241%	7/10/24	1,500	1,513
3	Mizuho Financial Group Inc.	0.849%	9/8/24	5,000	4,981
3	Mizuho Financial Group Inc.	3.922%	9/11/24	7,945	8,645
3	Mizuho Financial Group Inc.	2.839%	7/16/25	5,500	5,830
3	Mizuho Financial Group Inc.	2.555%	9/13/25	3,100	3,249
	Morgan Stanley	5.750%	1/25/21	27	27
	Morgan Stanley	2.625%	11/17/21	20,475	20,987
	Morgan Stanley	2.750%	5/19/22	18,843	19,525
	Morgan Stanley	4.875%	11/1/22	5,886	6,378
	Morgan Stanley	3.125%	1/23/23	11,757	12,433
	Morgan Stanley	3.750%	2/25/23	16,904	18,147
	Morgan Stanley	4.100%	5/22/23	17,423	18,841
3	Morgan Stanley	3.737%	4/24/24	15,979	17,182
	Morgan Stanley	3.875%	4/29/24	33,351	36,693
	Morgan Stanley	3.700%	10/23/24	25,565	28,344
3	Morgan Stanley	2.720%	7/22/25	2,000	2,128
	Morgan Stanley	4.000%	7/23/25	10,263	11,572
3	Morgan Stanley	2.188%	4/28/26	64,100	67,133
	MUFG Americas Holdings Corp.	3.500%	6/18/22	3,500	3,665
	MUFG Americas Holdings Corp.	3.000%	2/10/25	370	401
	MUFG Union Bank NA	3.150%	4/1/22	21,442	22,263
	MUFG Union Bank NA	2.100%	12/9/22	2,340	2,416
	National Australia Bank Ltd.	3.700%	11/4/21	8,985	9,321
	National Australia Bank Ltd.	2.800%	1/10/22	7,105	7,327
	National Australia Bank Ltd.	2.500%	5/22/22	5,665	5,869
	National Australia Bank Ltd.	1.875%	12/13/22	1,341	1,381
	National Australia Bank Ltd.	3.000%	1/20/23	5,031	5,319
	National Australia Bank Ltd.	2.875%	4/12/23	100	106
	National Australia Bank Ltd.	3.625%	6/20/23	5,100	5,527
	National Bank of Canada	2.100%	2/1/23	12,130	12,531
3	National Bank of Canada	0.900%	8/15/23	2,500	2,509
3	Natwest Group plc	3.498%	5/15/23	10,255	10,595
	Natwest Group plc	3.875%	9/12/23	20,101	21,587
	Natwest Group plc	6.000%	12/19/23	12,497	13,966
3	Natwest Group plc	2.359%	5/22/24	12,900	13,227
3	Natwest Group plc	4.519%	6/25/24	15,700	16,887
3	Natwest Group plc	4.269%	3/22/25	2,367	2,568
	Northern Trust Corp.	3.375%	8/23/21	3,971	4,080
	Northern Trust Corp.	2.375%	8/2/22	1,845	1,918
	People's United Bank NA	4.000%	7/15/24	100	107
	People's United Financial Inc.	3.650%	12/6/22	6,350	6,710
	PNC Bank NA	2.550%	12/9/21	8,960	9,153
	PNC Bank NA	2.625%	2/17/22	15,889	16,312
	PNC Bank NA	2.450%	7/28/22	100	104
	PNC Bank NA	2.700%	11/1/22	8,062	8,414

3	PNC Bank NA	2.028%	12/9/22	4,370	4,446
	PNC Bank NA	2.950%	1/30/23	8,525	8,971
3	PNC Bank NA	1.743%	2/24/23	2,750	2,801
	PNC Bank NA	3.500%	6/8/23	4,000	4,306
	PNC Bank NA	3.800%	7/25/23	3,900	4,253
	PNC Bank NA	3.300%	10/30/24	14,338	15,710
	PNC Bank NA	2.950%	2/23/25	3,450	3,769
	PNC Bank NA	3.250%	6/1/25	37	41
	PNC Financial Services Group Inc.	2.854%	11/9/22	5,262	5,517
	PNC Financial Services Group Inc.	3.500%	1/23/24	7,043	7,666
	PNC Financial Services Group Inc.	3.900%	4/29/24	9,726	10,760
	PNC Financial Services Group Inc.	2.200%	11/1/24	475	504
	Regions Financial Corp.	2.750%	8/14/22	8,107	8,430
	Regions Financial Corp.	3.800%	8/14/23	4,350	4,718
	Regions Financial Corp.	2.250%	5/18/25	2,900	3,056
	Royal Bank of Canada	3.200%	4/30/21	12,578	12,783
	Royal Bank of Canada	2.750%	2/1/22	10,700	11,047
	Royal Bank of Canada	2.800%	4/29/22	8,030	8,335
	Royal Bank of Canada	1.950%	1/17/23	7,784	8,034
	Royal Bank of Canada	1.600%	4/17/23	4,500	4,618
	Royal Bank of Canada	3.700%	10/5/23	11,657	12,727
	Royal Bank of Canada	2.550%	7/16/24	6,825	7,300
	Royal Bank of Canada	2.250%	11/1/24	18,750	19,872
	Royal Bank of Canada	1.150%	6/10/25	8,892	9,015
	Royal Bank of Scotland Group plc	5.125%	5/28/24	19,695	21,534
	Santander Holdings USA Inc.	4.450%	12/3/21	3,350	3,475
	Santander Holdings USA Inc.	3.700%	3/28/22	100	103
	Santander Holdings USA Inc.	3.400%	1/18/23	10,775	11,272
	Santander Holdings USA Inc.	3.500%	6/7/24	9,025	9,672
	Santander Holdings USA Inc.	4.500%	7/17/25	7,088	7,836
	Santander Holdings USA Inc.	3.244%	10/5/26	11,149	11,915
	Santander UK Group Holdings plc	3.125%	1/8/21	45	45
	Santander UK Group Holdings plc	3.571%	1/10/23	4,800	4,951
3	Santander UK Group Holdings plc	3.373%	1/5/24	12,500	13,063
3	Santander UK Group Holdings plc	4.796%	11/15/24	7,025	7,717
3	Santander UK Group Holdings plc	1.532%	8/21/26	7,000	6,878
	Santander UK plc	3.750%	11/15/21	7,133	7,382
	Santander UK plc	2.100%	1/13/23	8,075	8,307
	Santander UK plc	4.000%	3/13/24	6,641	7,329
	Santander UK plc	2.875%	6/18/24	7,110	7,589
	Skandinaviska Enskilda Banken AB	2.625%	3/15/21	7,695	7,772
	Skandinaviska Enskilda Banken AB	2.800%	3/11/22	4,840	5,008
3,4State Street Corp.		2.825%	3/30/23	2,500	2,587
3	State Street Corp.	2.653%	5/15/23	9,628	9,966
	State Street Corp.	3.100%	5/15/23	3,360	3,582
	State Street Corp.	3.700%	11/20/23	9,929	10,907
3	State Street Corp.	3.776%	12/3/24	5,845	6,400
	State Street Corp.	3.300%	12/16/24	9,808	10,815
	State Street Corp.	3.550%	8/18/25	7,432	8,415
3	State Street Corp.	2.354%	11/1/25	5,000	5,279
3,4State Street Corp.		2.901%	3/30/26	5,329	5,776
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	3,360	3,519
	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	4,605	5,170
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	10,796	11,025
	Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	2,979	3,065
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	8,845	9,176
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	6,386	6,662

	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	15,296	16,140
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	5,300	5,739
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	8,269	9,034
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	14,598	15,518
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	3,900	4,120
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	6,275	6,604
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	26,385	26,807
	SVB Financial Group	3.500%	1/29/25	2,270	2,442
	Svenska Handelsbanken AB	2.450%	3/30/21	16,433	16,598
	Svenska Handelsbanken AB	3.900%	11/20/23	6,218	6,846
	Synchrony Bank	3.000%	6/15/22	3,255	3,356
	Synchrony Financial	3.750%	8/15/21	3,061	3,122
	Synchrony Financial	2.850%	7/25/22	5,929	6,101
	Synchrony Financial	4.375%	3/19/24	5,362	5,809
	Synchrony Financial	4.250%	8/15/24	13,140	14,235
	Synchrony Financial	4.500%	7/23/25	4,100	4,513
3	Synovus Bank	2.289%	2/10/23	2,000	2,022
	Synovus Financial Corp.	3.125%	11/1/22	2,300	2,379
	Toronto-Dominion Bank	3.250%	6/11/21	4,481	4,571
	Toronto-Dominion Bank	1.900%	12/1/22	12,078	12,465
	Toronto-Dominion Bank	3.500%	7/19/23	12,883	13,977
	Toronto-Dominion Bank	0.450%	9/11/23	7,300	7,284
	Toronto-Dominion Bank	3.250%	3/11/24	4,846	5,263
	Toronto-Dominion Bank	2.650%	6/12/24	27,325	29,192
	Toronto-Dominion Bank	1.150%	6/12/25	2,000	2,029
	Toronto-Dominion Bank	0.750%	9/11/25	8,000	7,970
	Truist Bank	2.850%	4/1/21	2,425	2,449
	Truist Bank	2.625%	1/15/22	7,951	8,159
	Truist Bank	2.800%	5/17/22	10,098	10,475
	Truist Bank	2.450%	8/1/22	11,616	12,034
3	Truist Bank	3.502%	8/2/22	6,420	6,572
	Truist Bank	3.000%	2/2/23	5,635	5,930
	Truist Bank	1.250%	3/9/23	11,893	12,113
	Truist Bank	2.750%	5/1/23	2,675	2,816
	Truist Bank	3.200%	4/1/24	10,775	11,650
3	Truist Bank	3.689%	8/2/24	13,587	14,759
	Truist Bank	2.150%	12/6/24	9,825	10,377
	Truist Bank	1.500%	3/10/25	5,850	6,011
	Truist Bank	3.625%	9/16/25	1,667	1,875
	Truist Financial Corp	2.900%	3/3/21	6,976	7,037
	Truist Financial Corp.	2.700%	1/27/22	7,952	8,180
	Truist Financial Corp.	3.950%	3/22/22	6,200	6,498
	Truist Financial Corp.	2.750%	4/1/22	5,012	5,175
	Truist Financial Corp.	3.050%	6/20/22	6,350	6,609
	Truist Financial Corp.	2.200%	3/16/23	1,500	1,558
	Truist Financial Corp.	3.750%	12/6/23	5,416	5,918
	Truist Financial Corp.	2.500%	8/1/24	2,345	2,491
	Truist Financial Corp.	2.850%	10/26/24	8,047	8,705
	Truist Financial Corp.	4.000%	5/1/25	15,368	17,439
	US Bancorp	2.625%	1/24/22	9,355	9,624
	US Bancorp	3.000%	3/15/22	7,430	7,699
	US Bancorp	2.950%	7/15/22	14,326	14,952
	US Bancorp	3.700%	1/30/24	8,385	9,229
	US Bancorp	3.375%	2/5/24	8,000	8,700
	US Bancorp	2.400%	7/30/24	7,255	7,717
	US Bancorp	3.600%	9/11/24	1,492	1,652
	US Bancorp	1.450%	5/12/25	9,950	10,263

	US Bank NA	3.450%	11/16/21	4,900	5,061
	US Bank NA	1.800%	1/21/22	6,830	6,957
	US Bank NA	2.650%	5/23/22	8,459	8,775
	US Bank NA	1.950%	1/9/23	10,719	11,092
	US Bank NA	2.850%	1/23/23	6,485	6,847
	US Bank NA	3.400%	7/24/23	6,630	7,162
	US Bank NA	2.800%	1/27/25	6,705	7,285
	US Bank NA	2.050%	1/21/25	5,450	5,761
	Wells Fargo & Co.	2.550%	12/7/20	9,381	9,416
	Wells Fargo & Co.	3.000%	1/22/21	42	42
	Wells Fargo & Co.	3.500%	3/8/22	9,016	9,410
	Wells Fargo & Co.	2.625%	7/22/22	22,847	23,701
	Wells Fargo & Co.	3.069%	1/24/23	16,876	17,401
	Wells Fargo & Co.	3.450%	2/13/23	9,410	9,974
	Wells Fargo & Co.	4.125%	8/15/23	10,081	10,989
	Wells Fargo & Co.	4.480%	1/16/24	1,000	1,106
	Wells Fargo & Co.	3.750%	1/24/24	11,723	12,715
3	Wells Fargo & Co.	1.654%	6/2/24	21,800	22,206
	Wells Fargo & Co.	3.300%	9/9/24	1,500	1,635
	Wells Fargo & Co.	3.000%	2/19/25	17,200	18,554
	Wells Fargo & Co.	3.550%	9/29/25	16,811	18,678
3	Wells Fargo & Co.	2.406%	10/30/25	35,689	37,285
3	Wells Fargo & Co.	2.164%	2/11/26	46,100	47,871
3	Wells Fargo & Co.	2.188%	4/30/26	48,450	50,320
	Wells Fargo Bank NA	3.625%	10/22/21	17,580	18,129
	Wells Fargo Bank NA	3.550%	8/14/23	15,996	17,319
	Westpac Banking Corp.	2.000%	8/19/21	7,650	7,769
	Westpac Banking Corp.	2.800%	1/11/22	5,750	5,933
	Westpac Banking Corp.	2.500%	6/28/22	10,150	10,539
	Westpac Banking Corp.	2.750%	1/11/23	5,526	5,816
	Westpac Banking Corp.	2.000%	1/13/23	7,225	7,453
	Westpac Banking Corp.	3.650%	5/15/23	10,782	11,675
	Westpac Banking Corp.	3.300%	2/26/24	9,506	10,313
	Westpac Banking Corp.	2.350%	2/19/25	8,275	8,829
3	Westpac Banking Corp.	2.894%	2/4/30	7,943	8,200

	Brokerage (0.3%)
	Affiliated Managers Group Inc.	4.250%	2/15/24	3,050	3,353
	Affiliated Managers Group Inc.	3.500%	8/1/25	3,401	3,745
	Ameriprise Financial Inc.	3.000%	3/22/22	2,687	2,784
	Ameriprise Financial Inc.	4.000%	10/15/23	5,743	6,337
	Ameriprise Financial Inc.	3.700%	10/15/24	3,874	4,323
	Ameriprise Financial Inc.	3.000%	4/2/25	6,426	7,027
	BGC Partners Inc.	5.375%	7/24/23	3,914	4,150
	BGC Partners Inc.	3.750%	10/1/24	601	604
	BlackRock Inc.	3.375%	6/1/22	3,524	3,700
	BlackRock Inc.	3.500%	3/18/24	4,523	4,985
	Brookfield Asset Management Inc.	4.000%	1/15/25	3,863	4,313
	Brookfield Finance LLC	4.000%	4/1/24	4,685	5,160
	Charles Schwab Corp.	3.225%	9/1/22	2,550	2,680
	Charles Schwab Corp.	2.650%	1/25/23	6,040	6,333
	Charles Schwab Corp.	3.550%	2/1/24	2,395	2,613
	Charles Schwab Corp.	3.000%	3/10/25	1,001	1,093
	Charles Schwab Corp.	4.200%	3/24/25	8,200	9,415
	Charles Schwab Corp.	3.850%	5/21/25	4,820	5,453
	CME Group Inc.	3.000%	9/15/22	250	262
	CME Group Inc.	3.000%	3/15/25	6,533	7,129

E*TRADE Financial Corp.	2.950%	8/24/22	4,450	4,637
Eaton Vance Corp.	3.625%	6/15/23	2,350	2,483
Franklin Resources Inc.	2.800%	9/15/22	486	507
Franklin Resources Inc.	2.850%	3/30/25	3,879	4,242
Intercontinental Exchange Inc.	2.350%	9/15/22	1,825	1,889
Intercontinental Exchange Inc.	0.700%	6/15/23	8,850	8,871
Intercontinental Exchange Inc.	3.450%	9/21/23	3,150	3,409
Intercontinental Exchange Inc.	4.000%	10/15/23	6,185	6,785
Invesco Finance plc	3.125%	11/30/22	7,825	8,246
Invesco Finance plc	4.000%	1/30/24	4,449	4,859
Janus Capital Group Inc.	4.875%	8/1/25	1,861	2,116
Jefferies Financial Group Inc.	5.500%	10/18/23	5,794	6,364
Jefferies Group LLC	6.875%	4/15/21	6,197	6,399
Lazard Group LLC	3.750%	2/13/25	2,715	2,961
Nasdaq Inc.	4.250%	6/1/24	1,092	1,220
Nomura Holdings Inc.	2.648%	1/16/25	9,965	10,490
Nomura Holdings Inc.	1.851%	7/16/25	15,250	15,526
Stifel Financial Corp.	3.500%	12/1/20	3,545	3,549
Stifel Financial Corp.	4.250%	7/18/24	2,135	2,399
TD Ameritrade Holding Corp.	2.950%	4/1/22	8,705	8,987
TD Ameritrade Holding Corp.	3.750%	4/1/24	3,500	3,870
TD Ameritrade Holding Corp.	3.625%	4/1/25	909	1,019

Finance Companies (0.4%)
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	5.000%	10/1/21	4,948	5,096
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.450%	12/16/21	5,970	6,097
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.950%	2/1/22	7,189	7,269
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.500%	5/26/22	4,740	4,775
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.625%	7/1/22	3,680	3,763
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.300%	1/23/23	11,980	11,979
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.125%	7/3/23	2,800	2,850
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.500%	9/15/23	7,970	8,199
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.875%	1/16/24	4,605	4,754
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.150%	2/15/24	9,500	9,381
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	2.875%	8/14/24	3,900	3,744
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.500%	1/15/25	3,043	2,956
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	6.500%	7/15/25	7,366	7,932
Air Lease Corp.	3.500%	1/15/22	6,000	6,141
Air Lease Corp.	3.750%	2/1/22	4,221	4,303
Air Lease Corp.	2.625%	7/1/22	3,334	3,350
Air Lease Corp.	2.250%	1/15/23	3,000	3,004
Air Lease Corp.	2.750%	1/15/23	4,385	4,474
Air Lease Corp.	3.875%	7/3/23	7,995	8,313
Air Lease Corp.	3.000%	9/15/23	4,812	4,894

	Air Lease Corp.	4.250%	2/1/24	7,115	7,368
	Air Lease Corp.	4.250%	9/15/24	2,318	2,399
	Air Lease Corp.	2.300%	2/1/25	4,625	4,554
	Air Lease Corp.	3.250%	3/1/25	8,723	8,863
	Air Lease Corp.	3.375%	7/1/25	5,050	5,155
	Aircastle Ltd.	5.125%	3/15/21	4,040	4,096
	Aircastle Ltd.	5.500%	2/15/22	2,260	2,308
	Aircastle Ltd.	5.000%	4/1/23	4,707	4,707
	Aircastle Ltd.	4.400%	9/25/23	7,235	7,154
	Aircastle Ltd.	4.125%	5/1/24	450	443
	Ares Capital Corp.	3.625%	1/19/22	4,480	4,603
	Ares Capital Corp.	3.500%	2/10/23	4,540	4,652
	Ares Capital Corp.	4.200%	6/10/24	7,300	7,583
	Ares Capital Corp.	4.250%	3/1/25	4,287	4,429
	Ares Capital Corp.	3.250%	7/15/25	3,346	3,325
	FS KKR Capital Corp.	4.750%	5/15/22	3,266	3,315
	FS KKR Capital Corp.	4.625%	7/15/24	4,457	4,507
	FS KKR Capital Corp.	4.125%	2/1/25	1,870	1,853
	GATX Corp.	3.900%	3/30/23	2,825	2,981
	GATX Corp.	3.250%	3/30/25	2,338	2,482
4	GE Capital Funding LLC	3.450%	5/15/25	8,795	9,417
	Goldman Sachs BDC Inc.	3.750%	2/10/25	2,590	2,719
	International Lease Finance Corp.	5.875%	8/15/22	7,970	8,529
	Main Street Capital Corp.	5.200%	5/1/24	800	841
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	2,250	2,260
	Owl Rock Capital Corp.	5.250%	4/15/24	2,230	2,313
	Owl Rock Capital Corp.	4.000%	3/30/25	7,438	7,505
	Owl Rock Capital Corp.	3.750%	7/22/25	1,931	1,921
	Prospect Capital Corp.	5.875%	3/15/23	2,119	2,187
	Sixth Street Specialty Lending Inc.	3.875%	11/1/24	1,786	1,818

	Insurance (0.9%)
	AEGON Funding Co. LLC	5.750%	12/15/20	3,543	3,582
	Aetna Inc.	2.750%	11/15/22	6,708	6,969
	Aetna Inc.	2.800%	6/15/23	5,738	6,030
	Aetna Inc.	3.500%	11/15/24	500	548
	Aflac Inc.	3.625%	6/15/23	5,253	5,692
	Aflac Inc.	3.625%	11/15/24	6,014	6,716
	Aflac Inc.	3.250%	3/17/25	3,350	3,702
	Alleghany Corp.	4.950%	6/27/22	4,038	4,312
	Allstate Corp.	3.150%	6/15/23	600	643
3	Allstate Corp.	5.750%	8/15/53	4,314	4,540
	American International Group Inc.	6.400%	12/15/20	4,900	4,955
	American International Group Inc.	3.300%	3/1/21	6,380	6,438
	American International Group Inc.	4.875%	6/1/22	850	910
	American International Group Inc.	4.125%	2/15/24	5,491	6,065
	American International Group Inc.	2.500%	6/30/25	21,392	22,837
	Anthem Inc.	3.700%	8/15/21	3,920	3,997
	Anthem Inc.	3.125%	5/15/22	6,809	7,101
	Anthem Inc.	2.950%	12/1/22	8,105	8,507
	Anthem Inc.	3.300%	1/15/23	8,345	8,841
	Anthem Inc.	3.500%	8/15/24	16,702	18,264
	Anthem Inc.	3.350%	12/1/24	7,189	7,876
	Anthem Inc.	2.375%	1/15/25	6,576	6,974
	Aon plc	2.800%	3/15/21	3,078	3,105
	Aon plc	4.000%	11/27/23	5,980	6,540
	Aon plc	3.500%	6/14/24	5,720	6,247

	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	2,100	2,275
	Assurant Inc.	4.000%	3/15/23	3,600	3,821
	Assurant Inc.	4.200%	9/27/23	1,500	1,608
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	1,750	1,969
	Berkshire Hathaway Finance Corp.	3.000%	5/15/22	4,379	4,565
	Berkshire Hathaway Inc.	3.750%	8/15/21	5,074	5,228
	Berkshire Hathaway Inc.	3.400%	1/31/22	4,377	4,557
	Berkshire Hathaway Inc.	3.000%	2/11/23	3,110	3,299
	Berkshire Hathaway Inc.	2.750%	3/15/23	13,716	14,439
	Brown & Brown Inc.	4.200%	9/15/24	4,161	4,579
	Chubb INA Holdings Inc.	2.875%	11/3/22	4,361	4,563
	Chubb INA Holdings Inc.	2.700%	3/13/23	5,709	6,004
	Chubb INA Holdings Inc.	3.350%	5/15/24	6,350	6,964
	Chubb INA Holdings Inc.	3.150%	3/15/25	18,562	20,479
	Cigna Holding Co.	4.375%	12/15/20	1,675	1,678
	CNA Financial Corp.	3.950%	5/15/24	3,637	4,023
	Enstar Group Ltd.	4.500%	3/10/22	2,725	2,831
	Equitable Holdings Inc.	3.900%	4/20/23	6,487	6,958
	Fidelity National Financial Inc.	5.500%	9/1/22	2,185	2,365
	First American Financial Corp.	4.600%	11/15/24	1,348	1,470
	Humana Inc.	3.150%	12/1/22	1,823	1,913
	Humana Inc.	2.900%	12/15/22	8,649	9,041
	Humana Inc.	3.850%	10/1/24	6,341	7,006
	Humana Inc.	4.500%	4/1/25	4,390	5,032
	Kemper Corp.	4.350%	2/15/25	2,198	2,410
	Lincoln National Corp.	4.000%	9/1/23	2,432	2,660
	Lincoln National Corp.	3.350%	3/9/25	4,025	4,408
	Loews Corp.	2.625%	5/15/23	4,835	5,072
	Markel Corp.	4.900%	7/1/22	1,650	1,765
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	2,939	3,021
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	2,574	2,728
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	7,720	8,542
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	3,115	3,402
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	4,730	5,229
	MetLife Inc.	3.048%	12/15/22	6,019	6,367
	MetLife Inc.	4.368%	9/15/23	7,751	8,629
	MetLife Inc.	3.600%	4/10/24	6,411	7,083
	MetLife Inc.	3.000%	3/1/25	1,345	1,484
	Old Republic International Corp.	4.875%	10/1/24	2,830	3,199
	Primerica Inc.	4.750%	7/15/22	2,700	2,879
	Principal Financial Group Inc.	3.300%	9/15/22	1,450	1,526
	Principal Financial Group Inc.	3.125%	5/15/23	4,575	4,887
	Principal Financial Group Inc.	3.400%	5/15/25	2,111	2,339
	Progressive Corp.	3.750%	8/23/21	4,206	4,339
	Prudential Financial Inc.	4.500%	11/16/21	4,710	4,930
	Prudential Financial Inc.	3.500%	5/15/24	4,600	5,089
3	Prudential Financial Inc.	5.875%	9/15/42	7,964	8,442
3	Prudential Financial Inc.	5.625%	6/15/43	7,610	8,076
3	Prudential Financial Inc.	5.200%	3/15/44	6,285	6,591
3	Prudential Financial Inc.	5.375%	5/15/45	5,198	5,640
	Reinsurance Group of America Inc.	4.700%	9/15/23	3,670	4,041
	RenaissanceRe Finance Inc.	3.700%	4/1/25	3,476	3,800
	Sompo International Holdings Ltd.	4.700%	10/15/22	130	138
	UnitedHealth Group Inc.	2.125%	3/15/21	9,386	9,466
	UnitedHealth Group Inc.	2.875%	12/15/21	6,890	7,100
	UnitedHealth Group Inc.	2.875%	3/15/22	5,576	5,742
	UnitedHealth Group Inc.	3.350%	7/15/22	6,335	6,674

	UnitedHealth Group Inc.	2.375%	10/15/22	7,219	7,504
	UnitedHealth Group Inc.	2.750%	2/15/23	5,992	6,297
	UnitedHealth Group Inc.	2.875%	3/15/23	5,675	6,006
	UnitedHealth Group Inc.	3.500%	6/15/23	5,350	5,782
	UnitedHealth Group Inc.	3.500%	2/15/24	3,267	3,584
	UnitedHealth Group Inc.	2.375%	8/15/24	3,379	3,591
	UnitedHealth Group Inc.	3.750%	7/15/25	12,046	13,728
	Unum Group	4.000%	3/15/24	2,905	3,141
	Unum Group	4.500%	3/15/25	1,750	1,938
	Voya Financial Inc.	3.125%	7/15/24	3,000	3,233
3	Voya Financial Inc.	5.650%	5/15/53	4,300	4,413
	Willis North America Inc.	3.600%	5/15/24	5,872	6,412
	Willis Towers Watson plc	5.750%	3/15/21	3,146	3,217
	WR Berkley Corp.	4.625%	3/15/22	1,350	1,426
	XLIT Ltd.	4.450%	3/31/25	3,448	3,887

	Other Finance (0.0%)
	ORIX Corp.	2.900%	7/18/22	3,645	3,778
	ORIX Corp.	3.250%	12/4/24	1,577	1,711

	Real Estate Investment Trusts (0.6%)
	Alexandria Real Estate Equities Inc.	4.000%	1/15/24	4,714	5,209
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	19,012	21,151
	American Campus Communities Operating
	Partnership LP	3.750%	4/15/23	2,584	2,710
	American Campus Communities Operating
	Partnership LP	4.125%	7/1/24	3,950	4,255
	AvalonBay Communities Inc.	2.950%	9/15/22	1,714	1,782
	AvalonBay Communities Inc.	4.200%	12/15/23	2,600	2,863
	AvalonBay Communities Inc.	3.500%	11/15/24	6	7
	AvalonBay Communities Inc.	3.450%	6/1/25	2,935	3,271
	Boston Properties LP	3.850%	2/1/23	5,771	6,146
	Boston Properties LP	3.125%	9/1/23	3,995	4,220
	Boston Properties LP	3.800%	2/1/24	6,317	6,837
	Boston Properties LP	3.200%	1/15/25	6,500	7,043
	Brandywine Operating Partnership LP	3.950%	2/15/23	4,425	4,573
	Brandywine Operating Partnership LP	4.100%	10/1/24	1,210	1,270
	Brixmor Operating Partnership LP	3.875%	8/15/22	616	638
	Brixmor Operating Partnership LP	3.250%	9/15/23	4,050	4,191
	Brixmor Operating Partnership LP	3.650%	6/15/24	2,000	2,105
	Brixmor Operating Partnership LP	3.850%	2/1/25	5,281	5,610
	Camden Property Trust	2.950%	12/15/22	3,775	3,935
	Columbia Property Trust Operating
	Partnership LP	4.150%	4/1/25	3,761	3,937
	Corporate Office Properties LP	3.600%	5/15/23	2,650	2,763
	CubeSmart LP	4.375%	12/15/23	1,925	2,115
	CyrusOne LP / CyrusOne Finance Corp.	2.900%	11/15/24	4,580	4,858
	Digital Realty Trust LP	2.750%	2/1/23	1,525	1,595
	Duke Realty LP	3.625%	4/15/23	1,907	2,024
	Duke Realty LP	3.750%	12/1/24	855	944
	EPR Properties	4.500%	4/1/25	2,150	2,096
	ERP Operating LP	4.625%	12/15/21	5,351	5,558
	ERP Operating LP	3.000%	4/15/23	3,873	4,076
	Essex Portfolio LP	5.200%	3/15/21	1,850	1,873
	Essex Portfolio LP	3.250%	5/1/23	2,706	2,845
	Essex Portfolio LP	3.875%	5/1/24	4,781	5,216
	Essex Portfolio LP	3.500%	4/1/25	2,730	3,002

Federal Realty Investment Trust	3.950%	1/15/24	3,300	3,567
Healthpeak Properties Inc.	4.250%	11/15/23	1,042	1,137
Healthpeak Properties Inc.	4.200%	3/1/24	2,600	2,860
Healthpeak Properties Inc.	3.875%	8/15/24	3,669	4,058
Healthpeak Properties Inc.	3.400%	2/1/25	5,342	5,844
Healthpeak Properties Inc.	4.000%	6/1/25	5,000	5,612
Host Hotels & Resorts LP	3.750%	10/15/23	8,425	8,717
Host Hotels & Resorts LP	3.875%	4/1/24	1,475	1,529
Host Hotels & Resorts LP	4.000%	6/15/25	1,808	1,877
Kilroy Realty LP	3.800%	1/15/23	1,300	1,352
Kilroy Realty LP	3.450%	12/15/24	4,038	4,233
Kimco Realty Corp.	3.400%	11/1/22	6,220	6,554
Kimco Realty Corp.	3.125%	6/1/23	2,110	2,221
Kimco Realty Corp.	3.300%	2/1/25	3,976	4,277
Mid-America Apartments LP	4.300%	10/15/23	2,755	3,006
Mid-America Apartments LP	3.750%	6/15/24	2,100	2,280
National Retail Properties Inc.	3.300%	4/15/23	4,310	4,520
National Retail Properties Inc.	3.900%	6/15/24	1,675	1,811
Office Properties Income Trust	4.000%	7/15/22	4,575	4,597
Omega Healthcare Investors Inc.	4.375%	8/1/23	4,702	5,041
Omega Healthcare Investors Inc.	4.950%	4/1/24	4,355	4,637
Omega Healthcare Investors Inc.	4.500%	1/15/25	3,235	3,436
Piedmont Operating Partnership LP	3.400%	6/1/23	5,305	5,483
Piedmont Operating Partnership LP	4.450%	3/15/24	2,660	2,819
Public Storage	2.370%	9/15/22	5,002	5,183
Realty Income Corp.	3.250%	10/15/22	13,297	13,944
Realty Income Corp.	4.650%	8/1/23	3,004	3,323
Realty Income Corp.	3.875%	7/15/24	2,325	2,568
Realty Income Corp.	3.875%	4/15/25	1,870	2,115
Retail Properties of America Inc.	4.000%	3/15/25	500	499
Sabra Health Care LP / Sabra Capital Corp.	4.800%	6/1/24	1,138	1,179
Select Income REIT	4.250%	5/15/24	3,950	3,949
Select Income REIT	4.500%	2/1/25	2,868	2,875
Simon Property Group LP	2.350%	1/30/22	7,494	7,615
Simon Property Group LP	2.625%	6/15/22	5,455	5,598
Simon Property Group LP	2.750%	6/1/23	4,887	5,094
Simon Property Group LP	2.000%	9/13/24	8,688	8,960
Simon Property Group LP	3.375%	10/1/24	8,103	8,750
Simon Property Group LP	3.500%	9/1/25	3,273	3,586
SITE Centers Corp.	3.625%	2/1/25	3,266	3,310
SL Green Operating Partnership LP	3.250%	10/15/22	4,100	4,182
SL Green Realty Corp.	4.500%	12/1/22	1,325	1,378
Ventas Realty LP	3.100%	1/15/23	1,960	2,038
Ventas Realty LP	3.125%	6/15/23	4,613	4,827
Ventas Realty LP	3.500%	4/15/24	3,225	3,442
Ventas Realty LP	3.750%	5/1/24	925	991
Ventas Realty LP	2.650%	1/15/25	3,553	3,698
Ventas Realty LP	3.500%	2/1/25	3,823	4,129
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	5,730	5,952
VEREIT Operating Partnership LP	4.600%	2/6/24	5,666	6,075
Vornado Realty LP	3.500%	1/15/25	3,159	3,269
Weingarten Realty Investors	3.500%	4/15/23	1,250	1,286
Weingarten Realty Investors	3.850%	6/1/25	2,500	2,614
Welltower Inc.	4.500%	1/15/24	3,800	4,175
Welltower Inc.	3.625%	3/15/24	7,889	8,510
Welltower Inc.	4.000%	6/1/25	19,573	21,845
WP Carey Inc.	4.600%	4/1/24	1,433	1,569

					6,437,611
Industrial (14.0%)
	Basic Industry (0.6%)
	Air Products & Chemicals Inc.	3.000%	11/3/21	2,350	2,417
	Air Products & Chemicals Inc.	3.350%	7/31/24	3,760	4,109
	Air Products & Chemicals Inc.	1.500%	10/15/25	3,500	3,617
	Airgas Inc.	3.650%	7/15/24	2,206	2,427
	Albemarle Corp.	4.150%	12/1/24	3,098	3,375
	BHP Billiton Finance USA Ltd.	3.250%	11/21/21	300	310
	BHP Billiton Finance USA Ltd.	2.875%	2/24/22	5,650	5,833
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	4,975	5,465
	Cabot Corp.	3.700%	7/15/22	2,840	2,953
	Celanese US Holdings LLC	4.625%	11/15/22	500	539
	Celanese US Holdings LLC	3.500%	5/8/24	2,450	2,637
	Celulosa Arauco y Constitucion SA	4.500%	8/1/24	3,500	3,828
	Dow Chemical Co.	3.500%	10/1/24	3,770	4,122
	Dow Chemical Co.	3.625%	5/15/26	4,000	4,426
	DuPont de Nemours Inc.	2.169%	5/1/23	15,970	16,123
	DuPont de Nemours Inc.	4.205%	11/15/23	10,896	11,975
	Eastman Chemical Co.	3.500%	12/1/21	6,962	7,193
	Eastman Chemical Co.	3.600%	8/15/22	4,334	4,543
	Eastman Chemical Co.	3.800%	3/15/25	5,987	6,599
	Ecolab Inc.	2.375%	8/10/22	10,202	10,573
	Ecolab Inc.	3.250%	1/14/23	1,850	1,958
	EI du Pont de Nemours & Co.	1.700%	7/15/25	3,891	4,038
	Fibria Overseas Finance Ltd.	5.250%	5/12/24	3,000	3,289
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	2,512	2,658
	FMC Corp.	3.950%	2/1/22	3,235	3,341
	Georgia-Pacific LLC	8.000%	1/15/24	3,100	3,812
4	Georgia-Pacific LLC	1.750%	9/30/25	5,000	5,212
	Huntsman International LLC	5.125%	11/15/22	100	107
	Kinross Gold Corp.	5.950%	3/15/24	2,200	2,508
	LYB International Finance BV	4.000%	7/15/23	250	271
	LYB International Finance III LLC	2.875%	5/1/25	3,800	4,074
	LyondellBasell Industries NV	6.000%	11/15/21	11,041	11,564
	LyondellBasell Industries NV	5.750%	4/15/24	6,700	7,670
	Mosaic Co.	3.750%	11/15/21	3,870	3,965
	Mosaic Co.	3.250%	11/15/22	7,389	7,723
	Mosaic Co.	4.250%	11/15/23	6,100	6,614
	NewMarket Corp.	4.100%	12/15/22	1,975	2,110
	Newmont Corp.	3.625%	6/9/21	5,829	5,921
	Newmont Corp.	3.500%	3/15/22	756	781
	Newmont Corp.	3.700%	3/15/23	1,085	1,124
	Nucor Corp.	4.125%	9/15/22	2,660	2,819
	Nucor Corp.	4.000%	8/1/23	9,314	10,132
	Nucor Corp.	2.000%	6/1/25	3,775	3,943
	Nutrien Ltd.	3.150%	10/1/22	4,791	5,000
	Nutrien Ltd.	1.900%	5/13/23	1,550	1,598
	Nutrien Ltd.	3.500%	6/1/23	7,198	7,674
	Nutrien Ltd.	3.375%	3/15/25	6,000	6,626
	Nutrien Ltd.	3.000%	4/1/25	4,453	4,813
	Packaging Corp. of America	4.500%	11/1/23	6,706	7,418
	Packaging Corp. of America	3.650%	9/15/24	68	75
	PPG Industries Inc.	2.400%	8/15/24	2,100	2,236
	Praxair Inc.	4.050%	3/15/21	2,665	2,711
	Praxair Inc.	3.000%	9/1/21	3,695	3,786
	Praxair Inc.	2.450%	2/15/22	4,659	4,767

	Praxair Inc.	2.200%	8/15/22	4,545	4,681
	Praxair Inc.	2.700%	2/21/23	2,660	2,787
	Praxair Inc.	2.650%	2/5/25	1,661	1,792
	Rayonier Inc.	3.750%	4/1/22	1,550	1,586
	Reliance Steel & Aluminum Co.	1.300%	8/15/25	2,500	2,500
	Rio Tinto Finance USA Ltd.	3.750%	6/15/25	7,137	8,074
	Sherwin-Williams Co.	4.200%	1/15/22	400	415
	Sherwin-Williams Co.	2.750%	6/1/22	1,316	1,363
	Sherwin-Williams Co.	3.125%	6/1/24	6,791	7,341
	Sherwin-Williams Co.	3.450%	8/1/25	4,037	4,469
	Southern Copper Corp.	3.500%	11/8/22	2,025	2,116
	Southern Copper Corp.	3.875%	4/23/25	4,500	4,969
	Steel Dynamics Inc.	2.800%	12/15/24	6,628	7,001
	Steel Dynamics Inc.	2.400%	6/15/25	5,000	5,238
	WestRock RKT Co.	4.900%	3/1/22	365	388
	Weyerhaeuser Co.	4.625%	9/15/23	5,300	5,901
	Weyerhaeuser Co.	8.500%	1/15/25	350	452
	WRKCo Inc.	3.000%	9/15/24	5,302	5,692
	WRKCo Inc.	3.750%	3/15/25	10,434	11,671

	Capital Goods (1.4%)
	3M Co.	1.625%	9/19/21	3,485	3,528
	3M Co.	2.750%	3/1/22	5,925	6,118
	3M Co.	2.000%	6/26/22	3,090	3,176
	3M Co.	1.750%	2/14/23	3,100	3,199
	3M Co.	2.250%	3/15/23	5,600	5,849
	3M Co.	3.250%	2/14/24	2,900	3,157
	3M Co.	2.000%	2/14/25	4,600	4,879
	3M Co.	2.650%	4/15/25	3,400	3,693
	3M Co.	3.000%	8/7/25	6,975	7,750
	ABB Finance USA Inc.	2.875%	5/8/22	7,768	8,048
	Allegion US Holding Co. Inc.	3.200%	10/1/24	2,349	2,489
	Amphenol Corp.	3.200%	4/1/24	3,030	3,278
	Amphenol Corp.	2.050%	3/1/25	2,300	2,413
	Bemis Co. Inc.	4.500%	10/15/21	3,050	3,147
	Boeing Co.	2.350%	10/30/21	3,150	3,191
	Boeing Co.	2.125%	3/1/22	1,010	1,016
	Boeing Co.	2.700%	5/1/22	4,461	4,544
	Boeing Co.	2.800%	3/1/23	5,345	5,449
	Boeing Co.	4.508%	5/1/23	21,915	23,095
	Boeing Co.	1.875%	6/15/23	8,012	8,010
	Boeing Co.	2.850%	10/30/24	2,850	2,868
	Boeing Co.	4.875%	5/1/25	22,942	25,026
	Carlisle Cos. Inc.	3.750%	11/15/22	2,650	2,747
	Carlisle Cos. Inc.	3.500%	12/1/24	1,022	1,120
4	Carrier Global Corp.	1.923%	2/15/23	3,250	3,340
4	Carrier Global Corp.	2.242%	2/15/25	14,075	14,675
	Caterpillar Financial Services Corp.	3.350%	12/7/20	700	704
	Caterpillar Financial Services Corp.	1.700%	8/9/21	8,450	8,552
	Caterpillar Financial Services Corp .	1.931%	10/1/21	3,712	3,773
	Caterpillar Financial Services Corp.	2.950%	2/26/22	6,666	6,913
	Caterpillar Financial Services Corp.	0.950%	5/13/22	5,725	5,785
	Caterpillar Financial Services Corp.	2.850%	6/1/22	6,260	6,509
	Caterpillar Financial Services Corp.	2.400%	6/6/22	4,100	4,235
	Caterpillar Financial Services Corp.	1.950%	11/18/22	7,819	8,076
	Caterpillar Financial Services Corp.	2.550%	11/29/22	5,975	6,248
	Caterpillar Financial Services Corp.	2.625%	3/1/23	350	371

	Caterpillar Financial Services Corp.	3.450%	5/15/23	5,000	5,385
	Caterpillar Financial Services Corp.	0.650%	7/7/23	4,275	4,299
	Caterpillar Financial Services Corp.	0.450%	9/14/23	2,000	2,000
	Caterpillar Financial Services Corp.	3.750%	11/24/23	5,215	5,740
	Caterpillar Financial Services Corp.	3.650%	12/7/23	3,525	3,870
	Caterpillar Financial Services Corp.	2.850%	5/17/24	3,600	3,882
	Caterpillar Financial Services Corp.	3.300%	6/9/24	2,825	3,095
	Caterpillar Financial Services Corp.	2.150%	11/8/24	10,704	11,364
	Caterpillar Financial Services Corp.	3.250%	12/1/24	7,553	8,324
	Caterpillar Financial Services Corp.	1.450%	5/15/25	2,950	3,047
	Caterpillar Inc.	2.600%	6/26/22	6,369	6,578
	Caterpillar Inc.	3.400%	5/15/24	2,371	2,590
	CNH Industrial Capital LLC	3.875%	10/15/21	2,295	2,358
	CNH Industrial Capital LLC	4.375%	4/5/22	5,960	6,244
	CNH Industrial Capital LLC	1.950%	7/2/23	2,800	2,843
	CNH Industrial Capital LLC	4.200%	1/15/24	6,209	6,656
	CNH Industrial NV	4.500%	8/15/23	5,970	6,475
	Crane Co.	4.450%	12/15/23	2,500	2,734
	Deere & Co.	2.600%	6/8/22	5,758	5,947
	Deere & Co.	2.750%	4/15/25	7,769	8,449
	Eaton Corp.	2.750%	11/2/22	10,905	11,422
	Emerson Electric Co.	2.625%	12/1/21	6,180	6,340
	Emerson Electric Co.	2.625%	2/15/23	1,525	1,597
	Emerson Electric Co.	3.150%	6/1/25	204	225
	Flowserve Corp.	3.500%	9/15/22	4,625	4,761
	Fortune Brands Home & Security Inc.	4.000%	9/21/23	4,200	4,588
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	3,796	4,311
	General Dynamics Corp.	2.250%	11/15/22	1,447	1,499
	General Dynamics Corp.	3.375%	5/15/23	8,609	9,254
	General Dynamics Corp.	1.875%	8/15/23	5,856	6,075
	General Dynamics Corp.	2.375%	11/15/24	5,000	5,357
	General Dynamics Corp.	3.250%	4/1/25	5,000	5,536
	General Dynamics Corp.	3.500%	5/15/25	9,455	10,589
	General Electric Co.	4.650%	10/17/21	125	130
	General Electric Co.	2.700%	10/9/22	466	484
	General Electric Co.	3.100%	1/9/23	8,525	8,945
	General Electric Co.	3.375%	3/11/24	250	269
	General Electric Co.	3.450%	5/15/24	8,948	9,610
	Hexcel Corp.	4.700%	8/15/25	1,041	1,160
	Honeywell International Inc.	4.250%	3/1/21	5,392	5,481
	Honeywell International Inc.	1.850%	11/1/21	10,874	11,046
	Honeywell International Inc.	2.150%	8/8/22	4,799	4,953
	Honeywell International Inc.	0.483%	8/19/22	6,000	6,009
	Honeywell International Inc.	2.300%	8/15/24	7,850	8,359
	Honeywell International Inc.	1.350%	6/1/25	9,611	9,912
4	Huntington Ingalls Industries Inc.	3.844%	5/1/25	3,000	3,293
	Illinois Tool Works Inc.	3.375%	9/15/21	4,450	4,543
	Illinois Tool Works Inc.	3.500%	3/1/24	10,978	12,047
	Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	4,798	5,282
	John Deere Capital Corp.	2.800%	3/4/21	3,000	3,033
	John Deere Capital Corp.	2.875%	3/12/21	3,650	3,693
	John Deere Capital Corp.	3.900%	7/12/21	3,585	3,687
	John Deere Capital Corp.	3.150%	10/15/21	2,915	3,000
	John Deere Capital Corp.	2.650%	1/6/22	7,168	7,373
	John Deere Capital Corp.	3.200%	1/10/22	750	778
	John Deere Capital Corp.	2.950%	4/1/22	5,045	5,240
	John Deere Capital Corp.	1.950%	6/13/22	3,900	4,007

	John Deere Capital Corp.	2.150%	9/8/22	3,408	3,524
	John Deere Capital Corp.	2.700%	1/6/23	6,950	7,304
	John Deere Capital Corp.	2.800%	1/27/23	5,800	6,114
	John Deere Capital Corp.	2.800%	3/6/23	7,023	7,438
	John Deere Capital Corp.	1.200%	4/6/23	211	215
	John Deere Capital Corp.	3.450%	6/7/23	4,515	4,875
	John Deere Capital Corp.	0.700%	7/5/23	3,875	3,906
	John Deere Capital Corp.	3.650%	10/12/23	4,801	5,280
	John Deere Capital Corp.	3.450%	1/10/24	1,675	1,827
	John Deere Capital Corp.	2.600%	3/7/24	3,428	3,662
	John Deere Capital Corp.	3.350%	6/12/24	97	107
	John Deere Capital Corp.	2.650%	6/24/24	6,950	7,472
	John Deere Capital Corp.	2.050%	1/9/25	6,800	7,202
	L3Harris Technologies Inc.	3.850%	6/15/23	11,364	12,311
	L3Harris Technologies Inc.	3.950%	5/28/24	3,075	3,388
	L3Harris Technologies Inc.	3.832%	4/27/25	1,000	1,116
	Leggett & Platt Inc.	3.800%	11/15/24	1,007	1,084
	Legrand France SA	8.500%	2/15/25	2,668	3,527
	Lennox International Inc.	3.000%	11/15/23	2,000	2,111
	Lennox International Inc.	1.350%	8/1/25	2,529	2,547
	Lockheed Martin Corp.	3.100%	1/15/23	4,074	4,319
	Lockheed Martin Corp.	2.900%	3/1/25	6,606	7,208
	Martin Marietta Materials Inc.	4.250%	7/2/24	1,500	1,661
	Masco Corp.	4.450%	4/1/25	3,589	4,102
	Mohawk Industries Inc.	3.850%	2/1/23	4,425	4,699
	Northrop Grumman Corp.	2.550%	10/15/22	4,425	4,608
	Northrop Grumman Corp.	3.250%	8/1/23	9,736	10,500
	Northrop Grumman Corp.	2.930%	1/15/25	4,990	5,427
	Nvent Finance Sarl	3.950%	4/15/23	1,137	1,182
	Otis Worldwide Corp.	2.056%	4/5/25	12,373	12,992
	Owens Corning	4.200%	12/1/24	1,741	1,921
	Parker-Hannifin Corp.	2.700%	6/14/24	8,612	9,213
	Parker-Hannifin Corp.	3.300%	11/21/24	8,166	8,921
	Precision Castparts Corp.	2.500%	1/15/23	7,735	8,067
	Precision Castparts Corp.	3.250%	6/15/25	1,699	1,878
4	Raytheon Technologies Corp.	2.800%	3/15/22	7,212	7,437
4	Raytheon Technologies Corp.	2.500%	12/15/22	3,863	4,007
	Raytheon Technologies Corp.	3.650%	8/16/23	1,367	1,486
4	Raytheon Technologies Corp.	3.700%	12/15/23	2,427	2,643
4	Raytheon Technologies Corp.	3.200%	3/15/24	9,425	10,122
	Raytheon Technologies Corp.	3.950%	8/16/25	11,538	13,126
	Republic Services Inc.	3.550%	6/1/22	7,076	7,374
	Republic Services Inc.	4.750%	5/15/23	5,288	5,817
	Republic Services Inc.	2.500%	8/15/24	2,060	2,191
	Republic Services Inc.	3.200%	3/15/25	5,004	5,508
	Rockwell Automation Inc.	2.875%	3/1/25	151	163
	Roper Technologies Inc.	3.000%	12/15/20	4,387	4,397
	Roper Technologies Inc.	2.800%	12/15/21	4,051	4,158
	Roper Technologies Inc.	0.450%	8/15/22	2,200	2,200
	Roper Technologies Inc.	3.125%	11/15/22	4,412	4,628
	Roper Technologies Inc.	3.650%	9/15/23	1,750	1,901
	Roper Technologies Inc.	2.350%	9/15/24	3,275	3,467
	Roper Technologies Inc.	1.000%	9/15/25	8,482	8,503
	Stanley Black & Decker Inc.	3.400%	12/1/21	4,100	4,211
	Stanley Black & Decker Inc.	2.900%	11/1/22	4,630	4,870
3	Stanley Black & Decker Inc.	4.000%	3/15/60	2,176	2,242
	Textron Inc.	4.300%	3/1/24	1,650	1,818

Textron Inc.	3.875%	3/1/25	3,434	3,804
Timken Co.	3.875%	9/1/24	275	292
Trane Technologies Global Holding Co. Ltd.	4.250%	6/15/23	8,701	9,567
Vulcan Materials Co.	4.500%	4/1/25	1,602	1,831
Wabtec Corp.	4.400%	3/15/24	4,875	5,296
Waste Management Inc.	2.900%	9/15/22	5,712	5,944
Waste Management Inc.	2.400%	5/15/23	5,279	5,514
Waste Management Inc.	3.500%	5/15/24	3,425	3,753
Waste Management Inc.	3.125%	3/1/25	4,131	4,526
Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	3,180	3,356
WW Grainger Inc.	1.850%	2/15/25	3,700	3,879
Xylem Inc.	4.875%	10/1/21	5,384	5,619

Communication (1.2%)
America Movil SAB de CV	3.125%	7/16/22	10,828	11,274
American Tower Corp.	2.250%	1/15/22	4,290	4,387
American Tower Corp.	4.700%	3/15/22	4,265	4,520
American Tower Corp.	3.500%	1/31/23	8,968	9,528
American Tower Corp.	3.000%	6/15/23	5,469	5,791
American Tower Corp.	5.000%	2/15/24	8,157	9,228
American Tower Corp.	3.375%	5/15/24	7,400	8,012
American Tower Corp.	2.950%	1/15/25	3,668	3,961
American Tower Corp.	2.400%	3/15/25	5,175	5,478
American Tower Corp.	4.000%	6/1/25	5,025	5,652
AT&T Inc.	3.000%	6/30/22	9,668	10,051
AT&T Inc.	4.050%	12/15/23	4,150	4,596
AT&T Inc.	4.450%	4/1/24	9,163	10,217
AT&T Inc.	3.950%	1/15/25	12,108	13,562
AT&T Inc.	3.400%	5/15/25	34,500	38,061
AT&T Inc.	3.600%	7/15/25	4,000	4,462
British Telecommunications plc	4.500%	12/4/23	4,700	5,199
CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	7,071	7,603
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.464%	7/23/22	21,259	22,497
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.500%	2/1/24	10,626	11,771
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.908%	7/23/25	28,076	32,409
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	10,192	12,148
Comcast Corp .	3.000%	2/1/24	14,000	15,080
Comcast Corp.	3.600%	3/1/24	14,647	16,110
Comcast Corp.	3.700%	4/15/24	14,695	16,221
Comcast Corp.	3.375%	2/15/25	6,861	7,585
Comcast Corp.	3.100%	4/1/25	3,950	4,351
Comcast Corp.	3.375%	8/15/25	7,503	8,367
Crown Castle International Corp.	5.250%	1/15/23	10,785	11,862
Crown Castle International Corp.	3.200%	9/1/24	8,795	9,496
Crown Castle International Corp.	1.350%	7/15/25	6,537	6,602
Discovery Communications LLC	2.950%	3/20/23	8,440	8,895
Discovery Communications LLC	3.800%	3/13/24	1,485	1,620
Discovery Communications LLC	3.900%	11/15/24	3,392	3,765
Discovery Communications LLC	3.450%	3/15/25	2,452	2,681
Discovery Communications LLC	3.950%	6/15/25	6,481	7,309
Fox Corp.	3.666%	1/25/22	4,694	4,894
Fox Corp.	4.030%	1/25/24	10,140	11,144

	Fox Corp.	3.050%	4/7/25	4,876	5,319
	Grupo Televisa SAB	6.625%	3/18/25	2,160	2,610
	Interpublic Group of Cos. Inc.	3.750%	10/1/21	5,762	5,940
	Interpublic Group of Cos. Inc.	3.750%	2/15/23	2,700	2,884
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	7,650	8,498
	Moody's Corp.	4.500%	9/1/22	1,500	1,599
	Moody's Corp.	2.625%	1/15/23	2,473	2,586
	Moody's Corp.	4.875%	2/15/24	425	479
	Moody's Corp.	3.750%	3/24/25	4,800	5,412
	Omnicom Group Inc. / Omnicom Capital Inc.	3.625%	5/1/22	9,125	9,554
	Omnicom Group Inc. / Omnicom Capital Inc.	3.650%	11/1/24	8,615	9,485
	RELX Capital Inc.	3.500%	3/16/23	4,688	4,980
	Rogers Communications Inc.	3.000%	3/15/23	750	790
	Rogers Communications Inc.	4.100%	10/1/23	7,592	8,300
	S&P Global Inc.	4.000%	6/15/25	4,281	4,907
4	T-Mobile USA Inc.	3.500%	4/15/25	22,600	24,795
	Telefonica Emisiones SAU	4.570%	4/27/23	3,600	3,942
	Thomson Reuters Corp.	4.300%	11/23/23	5,910	6,467
	Time Warner Entertainment Co. LP	8.375%	3/15/23	5,571	6,563
	Verizon Communications Inc.	2.946%	3/15/22	8,323	8,619
	Verizon Communications Inc.	2.450%	11/1/22	9,125	9,455
	Verizon Communications Inc.	5.150%	9/15/23	31,027	35,175
	Verizon Communications Inc.	4.150%	3/15/24	1,356	1,503
	Verizon Communications Inc.	3.500%	11/1/24	6,386	7,043
	Verizon Communications Inc.	3.376%	2/15/25	21,505	23,976
	ViacomCBS Inc.	3.375%	3/1/22	1,485	1,529
	ViacomCBS Inc.	2.900%	6/1/23	2,725	2,842
	ViacomCBS Inc.	4.250%	9/1/23	9,060	9,868
	ViacomCBS Inc.	3.875%	4/1/24	5,309	5,782
	ViacomCBS Inc.	3.700%	8/15/24	6,425	7,027
	ViacomCBS Inc.	3.500%	1/15/25	5,487	5,973
	ViacomCBS Inc.	4.750%	5/15/25	11,282	12,957
	Vodafone Group plc	3.750%	1/16/24	21,196	23,123
	Vodafone Group plc	4.125%	5/30/25	10,522	11,991
	Walt Disney Co.	2.550%	2/15/22	1,975	2,035
	Walt Disney Co.	2.450%	3/4/22	5,855	6,026
	Walt Disney Co.	1.650%	9/1/22	1,000	1,022
	Walt Disney Co.	3.000%	9/15/22	11,602	12,183
	Walt Disney Co.	2.350%	12/1/22	1,375	1,431
	Walt Disney Co.	1.750%	8/30/24	9,050	9,419
	Walt Disney Co.	3.700%	9/15/24	5,097	5,649
	Walt Disney Co.	3.350%	3/24/25	11,885	13,199
	Walt Disney Co.	3.150%	9/17/25	6,950	7,706
	Weibo Corp.	3.500%	7/5/24	5,900	6,223
	WPP Finance 2010	3.625%	9/7/22	3,783	3,972
	WPP Finance 2010	3.750%	9/19/24	5,048	5,533

	Consumer Cyclical (2.2%)
	Alibaba Group Holding Ltd.	3.125%	11/28/21	7,400	7,591
	Alibaba Group Holding Ltd.	2.800%	6/6/23	2,100	2,208
	Alibaba Group Holding Ltd.	3.600%	11/28/24	18,215	19,982
	Amazon.com Inc.	3.300%	12/5/21	9,069	9,301
	Amazon.com Inc.	2.500%	11/29/22	7,203	7,509
	Amazon.com Inc.	2.400%	2/22/23	8,245	8,639
	Amazon.com Inc.	0.400%	6/3/23	6,550	6,558
	Amazon.com Inc.	2.800%	8/22/24	18,955	20,523
	Amazon.com Inc.	3.800%	12/5/24	3,537	3,984

	Amazon.com Inc.	0.800%	6/3/25	10,800	10,909
	American Honda Finance Corp.	3.150%	1/8/21	2,889	2,911
	American Honda Finance Corp.	1.650%	7/12/21	5,244	5,298
	American Honda Finance Corp.	1.700%	9/9/21	7,208	7,303
	American Honda Finance Corp.	3.375%	12/10/21	3,170	3,278
	American Honda Finance Corp.	1.950%	5/20/22	1,925	1,971
	American Honda Finance Corp.	2.200%	6/27/22	100	103
	American Honda Finance Corp.	2.600%	11/16/22	7,450	7,773
	American Honda Finance Corp.	2.050%	1/10/23	6,599	6,820
	American Honda Finance Corp.	1.950%	5/10/23	6,266	6,488
	American Honda Finance Corp.	0.875%	7/7/23	5,000	5,041
	American Honda Finance Corp.	3.450%	7/14/23	4,468	4,812
	American Honda Finance Corp.	0.650%	9/8/23	5,000	4,992
	American Honda Finance Corp.	3.625%	10/10/23	2,520	2,740
	American Honda Finance Corp.	3.550%	1/12/24	1,000	1,089
	American Honda Finance Corp.	2.900%	2/16/24	8,165	8,721
	American Honda Finance Corp.	2.400%	6/27/24	5,615	5,931
	American Honda Finance Corp.	2.150%	9/10/24	5,503	5,782
	American Honda Finance Corp.	1.200%	7/8/25	3,000	3,019
	American Honda Finance Corp.	1.000%	9/10/25	5,000	4,992
	Aptiv Corp.	4.150%	3/15/24	2,892	3,179
	Automatic Data Processing Inc.	3.375%	9/15/25	4,740	5,338
	AutoNation Inc.	3.500%	11/15/24	3,002	3,195
	AutoZone Inc.	3.700%	4/15/22	4,005	4,173
	AutoZone Inc.	2.875%	1/15/23	7,105	7,457
	AutoZone Inc.	3.125%	4/18/24	4,950	5,349
	AutoZone Inc.	3.250%	4/15/25	1,522	1,673
	AutoZone Inc.	3.625%	4/15/25	3,320	3,704
	Block Financial LLC	5.500%	11/1/22	3,100	3,312
	Booking Holdings Inc.	2.750%	3/15/23	8,678	9,109
	Booking Holdings Inc.	3.650%	3/15/25	6,250	6,889
	Booking Holdings Inc.	4.100%	4/13/25	5,000	5,630
	BorgWarner Inc.	3.375%	3/15/25	3,680	3,975
	Costco Wholesale Corp.	2.300%	5/18/22	8,900	9,176
	Costco Wholesale Corp.	2.750%	5/18/24	5,652	6,106
	Cummins Inc.	3.650%	10/1/23	2,896	3,148
	Cummins Inc.	0.750%	9/1/25	371	373
	Dollar General Corp.	3.250%	4/15/23	7,158	7,591
	Dollar Tree Inc.	3.700%	5/15/23	8,087	8,680
	Dollar Tree Inc.	4.000%	5/15/25	7,279	8,207
	DR Horton Inc.	2.550%	12/1/20	7,283	7,307
	DR Horton Inc.	4.375%	9/15/22	1,667	1,770
	DR Horton Inc.	4.750%	2/15/23	4,025	4,355
	DR Horton Inc.	5.750%	8/15/23	100	113
	DR Horton Inc.	2.500%	10/15/24	5,675	6,004
	eBay Inc.	3.800%	3/9/22	5,768	6,026
	eBay Inc.	2.600%	7/15/22	6,153	6,355
	eBay Inc.	2.750%	1/30/23	5,634	5,904
	eBay Inc.	3.450%	8/1/24	4,938	5,401
	eBay Inc.	1.900%	3/11/25	9,250	9,636
4	Expedia Group Inc.	3.600%	12/15/23	1,350	1,379
	Expedia Group Inc.	4.500%	8/15/24	3,704	3,924
	General Motors Co.	4.875%	10/2/23	4,837	5,268
	General Motors Co.	5.400%	10/2/23	916	1,010
	General Motors Co.	4.000%	4/1/25	3,617	3,920
	General Motors Co.	6.125%	10/1/25	10,000	11,582
	General Motors Financial Co. Inc.	4.375%	9/25/21	7,494	7,731

General Motors Financial Co. Inc.	4.200%	11/6/21	6,284	6,481
General Motors Financial Co. Inc.	3.450%	1/14/22	15,562	15,994
General Motors Financial Co. Inc.	3.450%	4/10/22	13,867	14,240
General Motors Financial Co. Inc.	3.150%	6/30/22	6,374	6,538
General Motors Financial Co. Inc.	3.550%	7/8/22	10,373	10,727
General Motors Financial Co. Inc.	3.250%	1/5/23	2,875	2,971
General Motors Financial Co. Inc.	5.200%	3/20/23	14,100	15,267
General Motors Financial Co. Inc.	3.700%	5/9/23	11,246	11,758
General Motors Financial Co. Inc.	4.250%	5/15/23	6,621	7,042
General Motors Financial Co. Inc.	4.150%	6/19/23	17,675	18,712
General Motors Financial Co. Inc.	1.700%	8/18/23	6,350	6,356
General Motors Financial Co. Inc.	5.100%	1/17/24	8,665	9,451
General Motors Financial Co. Inc.	3.950%	4/13/24	8,350	8,814
General Motors Financial Co. Inc.	3.500%	11/7/24	6,546	6,889
General Motors Financial Co. Inc.	4.000%	1/15/25	2,111	2,254
General Motors Financial Co. Inc.	2.900%	2/26/25	16,650	17,151
General Motors Financial Co. Inc.	4.350%	4/9/25	100	109
General Motors Financial Co. Inc.	2.750%	6/20/25	10,400	10,654
General Motors Financial Co. Inc.	4.300%	7/13/25	600	652
GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	650	695
GLP Capital LP / GLP Financing II Inc.	3.350%	9/1/24	2,210	2,238
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	6,374	6,904
Harley-Davidson Inc.	3.500%	7/28/25	3,150	3,323
Harman International Industries Inc.	4.150%	5/15/25	2,616	2,925
Home Depot Inc.	4.400%	4/1/21	9,033	9,125
Home Depot Inc.	3.250%	3/1/22	5,464	5,694
Home Depot Inc.	2.625%	6/1/22	10,530	10,927
Home Depot Inc.	2.700%	4/1/23	8,068	8,487
Home Depot Inc.	3.750%	2/15/24	6,511	7,175
Home Depot Inc.	3.350%	9/15/25	7,000	7,877
Hyatt Hotels Corp.	3.375%	7/15/23	950	973
Hyatt Hotels Corp.	5.375%	4/23/25	3,100	3,335
IHS Markit Ltd.	4.125%	8/1/23	1,565	1,700
IHS Markit Ltd.	3.625%	5/1/24	2,500	2,706
JD.com Inc.	3.125%	4/29/21	3,700	3,738
Kohl's Corp.	3.250%	2/1/23	1,490	1,486
Kohl's Corp.	9.500%	5/15/25	1,100	1,297
Kohl's Corp.	4.250%	7/17/25	5,628	5,459
Las Vegas Sands Corp.	3.200%	8/8/24	11,000	11,118
Las Vegas Sands Corp.	2.900%	6/25/25	3,394	3,382
Lowe's Cos. Inc.	3.800%	11/15/21	2,232	2,304
Lowe's Cos. Inc.	3.120%	4/15/22	2,027	2,097
Lowe's Cos. Inc.	3.875%	9/15/23	6,382	7,015
Lowe's Cos. Inc.	3.125%	9/15/24	3,741	4,075
Lowe's Cos. Inc.	4.000%	4/15/25	4,228	4,791
Lowe's Cos. Inc.	3.375%	9/15/25	7,371	8,241
Magna International Inc.	3.625%	6/15/24	6,350	6,958
Marriott International Inc.	3.125%	10/15/21	4,225	4,292
Marriott International Inc.	3.250%	9/15/22	3,804	3,892
Marriott International Inc.	2.125%	10/3/22	2,450	2,457
Marriott International Inc.	4.150%	12/1/23	2,000	2,101
Marriott International Inc.	3.600%	4/15/24	7,232	7,437
Marriott International Inc.	3.750%	3/15/25	149	154
Marriott International Inc.	5.750%	5/1/25	5,600	6,230
Marriott International Inc.	3.125%	6/15/26	2,000	1,989
Mastercard Inc.	2.000%	11/21/21	7,325	7,452
Mastercard Inc.	3.375%	4/1/24	5,193	5,714

	Mastercard Inc.	2.000%	3/3/25	4,150	4,421
	McDonald's Corp.	2.625%	1/15/22	11,407	11,721
	McDonald's Corp.	3.350%	4/1/23	2,927	3,125
	McDonald's Corp.	3.375%	5/26/25	5,785	6,433
	McDonald's Corp.	3.300%	7/1/25	9,766	10,879
	McDonald's Corp.	1.450%	9/1/25	5,143	5,290
	NIKE Inc.	2.250%	5/1/23	700	730
	NIKE Inc.	2.400%	3/27/25	8,400	9,030
	NVR Inc.	3.950%	9/15/22	4,250	4,488
	O'Reilly Automotive Inc.	4.625%	9/15/21	2,285	2,350
	O'Reilly Automotive Inc.	3.850%	6/15/23	6,633	7,132
	PACCAR Financial Corp.	3.150%	8/9/21	3,585	3,673
	PACCAR Financial Corp.	2.850%	3/1/22	2,960	3,065
	PACCAR Financial Corp.	2.650%	5/10/22	3,650	3,782
	PACCAR Financial Corp.	2.300%	8/10/22	200	207
	PACCAR Financial Corp.	2.000%	9/26/22	1,337	1,376
	PACCAR Financial Corp.	2.650%	4/6/23	1,000	1,055
	PACCAR Financial Corp.	0.800%	6/8/23	3,575	3,609
	PACCAR Financial Corp.	3.400%	8/9/23	3,577	3,870
	PACCAR Financial Corp.	0.350%	8/11/23	1,750	1,747
	PACCAR Financial Corp.	2.150%	8/15/24	1,200	1,268
	PACCAR Financial Corp.	1.800%	2/6/25	1,630	1,708
4	PVH Corp.	4.625%	7/10/25	3,590	3,749
	Ralph Lauren Corp.	1.700%	6/15/22	2,350	2,392
	Ralph Lauren Corp.	3.750%	9/15/25	3,131	3,512
	Ross Stores Inc.	4.600%	4/15/25	5,560	6,375
	Sands China Ltd.	4.600%	8/8/23	11,381	12,135
	Sands China Ltd.	5.125%	8/8/25	13,396	14,652
	Starbucks Corp.	1.300%	5/7/22	2,000	2,027
	Starbucks Corp.	2.700%	6/15/22	2,846	2,942
	Starbucks Corp.	3.100%	3/1/23	10,575	11,190
	Starbucks Corp.	3.850%	10/1/23	5,825	6,354
	Starbucks Corp.	3.800%	8/15/25	9,718	10,989
	Tapestry Inc.	3.000%	7/15/22	3,000	3,029
	Tapestry Inc.	4.250%	4/1/25	4,210	4,363
	Target Corp.	2.900%	1/15/22	8,053	8,324
	Target Corp.	3.500%	7/1/24	1,450	1,609
	Target Corp.	2.250%	4/15/25	10,927	11,684
	TJX Cos. Inc.	2.750%	6/15/21	7,412	7,509
	TJX Cos. Inc.	2.500%	5/15/23	5,244	5,497
	TJX Cos. Inc.	3.500%	4/15/25	14,074	15,695
	Toyota Motor Corp.	3.183%	7/20/21	8,980	9,185
	Toyota Motor Corp.	2.157%	7/2/22	7,847	8,087
	Toyota Motor Corp.	3.419%	7/20/23	9,700	10,484
	Toyota Motor Corp.	2.358%	7/2/24	3,660	3,898
	Toyota Motor Credit Corp.	2.950%	4/13/21	8,280	8,387
	Toyota Motor Credit Corp.	1.800%	10/7/21	2,450	2,486
	Toyota Motor Credit Corp.	2.600%	1/11/22	10,820	11,121
	Toyota Motor Credit Corp.	3.300%	1/12/22	4,312	4,463
	Toyota Motor Credit Corp.	2.650%	4/12/22	5,905	6,105
	Toyota Motor Credit Corp.	1.150%	5/26/22	9,550	9,670
	Toyota Motor Credit Corp.	0.450%	7/22/22	3,000	3,007
	Toyota Motor Credit Corp.	2.150%	9/8/22	12,225	12,629
	Toyota Motor Credit Corp.	2.625%	1/10/23	1,676	1,756
	Toyota Motor Credit Corp.	2.700%	1/11/23	6,582	6,907
	Toyota Motor Credit Corp.	2.900%	3/30/23	1,750	1,854
	Toyota Motor Credit Corp.	0.500%	8/14/23	5,000	5,004

	Toyota Motor Credit Corp.	1.350%	8/25/23	5,400	5,540
	Toyota Motor Credit Corp.	3.450%	9/20/23	1,290	1,400
	Toyota Motor Credit Corp.	2.250%	10/18/23	4,232	4,451
	Toyota Motor Credit Corp.	2.900%	4/17/24	2,900	3,122
	Toyota Motor Credit Corp.	1.800%	2/13/25	22,815	23,801
	Toyota Motor Credit Corp.	3.000%	4/1/25	10,250	11,223
	VF Corp.	2.050%	4/23/22	4,041	4,136
	VF Corp.	2.400%	4/23/25	5,820	6,168
	Visa Inc.	2.150%	9/15/22	7,634	7,901
	Visa Inc.	2.800%	12/14/22	17,636	18,527
	Walgreen Co.	3.100%	9/15/22	3,054	3,198
	Walgreens Boots Alliance Inc.	3.300%	11/18/21	15,855	16,277
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	7,050	7,763
	Walmart Inc.	2.350%	12/15/22	9,227	9,624
	Walmart Inc.	2.550%	4/11/23	9,464	9,946
	Walmart Inc.	3.400%	6/26/23	13,435	14,504
	Walmart Inc.	3.300%	4/22/24	12,175	13,271
	Walmart Inc.	2.850%	7/8/24	11,000	11,949
	Walmart Inc.	2.650%	12/15/24	11,525	12,465
	Walmart Inc.	3.550%	6/26/25	14,618	16,500
	Western Union Co.	3.600%	3/15/22	3,850	3,993
	Western Union Co.	4.250%	6/9/23	1,050	1,133
	Western Union Co.	2.850%	1/10/25	4,255	4,490

	Consumer Noncyclical (3.7%)
	Abbott Laboratories	2.550%	3/15/22	6,605	6,815
	Abbott Laboratories	3.400%	11/30/23	9,682	10,530
	Abbott Laboratories	2.950%	3/15/25	475	519
	Abbott Laboratories	3.875%	9/15/25	9,231	10,537
	AbbVie Inc.	3.375%	11/14/21	9,966	10,287
4	AbbVie Inc.	2.150%	11/19/21	14,375	14,641
4	AbbVie Inc.	3.450%	3/15/22	14,632	15,190
4	AbbVie Inc.	3.250%	10/1/22	15,915	16,617
	AbbVie Inc.	2.900%	11/6/22	20,954	21,969
	AbbVie Inc.	3.200%	11/6/22	16,732	17,592
4	AbbVie Inc.	2.300%	11/21/22	11,550	11,953
	AbbVie Inc.	2.850%	5/14/23	8,893	9,346
	AbbVie Inc.	3.750%	11/14/23	11,034	12,021
4	AbbVie Inc.	3.850%	6/15/24	7,847	8,610
4	AbbVie Inc.	2.600%	11/21/24	32,775	34,693
4	AbbVie Inc.	3.800%	3/15/25	19,880	22,142
	AbbVie Inc.	3.600%	5/14/25	30,762	34,007
	Agilent Technologies Inc.	3.200%	10/1/22	4,539	4,751
	Agilent Technologies Inc.	3.875%	7/15/23	1,820	1,971
	Altria Group Inc.	3.490%	2/14/22	11,625	12,089
	Altria Group Inc.	2.850%	8/9/22	6,598	6,865
	Altria Group Inc.	4.000%	1/31/24	9,486	10,415
	Altria Group Inc.	3.800%	2/14/24	10,785	11,774
	Altria Group Inc.	2.350%	5/6/25	5,600	5,913
	Altria Group Inc.	4.400%	2/14/26	750	864
	AmerisourceBergen Corp.	3.400%	5/15/24	3,801	4,144
	AmerisourceBergen Corp.	3.250%	3/1/25	3,479	3,816
	Amgen Inc.	3.875%	11/15/21	7,192	7,400
	Amgen Inc.	2.700%	5/1/22	5,800	5,996
	Amgen Inc.	2.650%	5/11/22	5,282	5,464
	Amgen Inc.	3.625%	5/15/22	6,686	6,975
	Amgen Inc.	2.250%	8/19/23	5,359	5,612

Amgen Inc.	3.625%	5/22/24	10,900	11,959
Amgen Inc.	1.900%	2/21/25	6,530	6,818
Amgen Inc.	3.125%	5/1/25	2,000	2,189
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	2,647	2,778
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	7,631	8,102
Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	14,975	16,919
Archer-Daniels-Midland Co.	2.750%	3/27/25	3,300	3,578
AstraZeneca plc	2.375%	6/12/22	7,570	7,796
AstraZeneca plc	3.500%	8/17/23	5,389	5,820
AstraZeneca plc	3.375%	11/16/25	500	561
BAT Capital Corp.	2.764%	8/15/22	1,119	1,159
BAT Capital Corp.	3.222%	8/15/24	15,064	16,055
BAT Capital Corp.	2.789%	9/6/24	10,750	11,351
Baxalta Inc.	3.600%	6/23/22	1,146	1,193
Baxalta Inc.	4.000%	6/23/25	8,000	9,080
Beam Suntory Inc.	3.250%	5/15/22	151	156
Becton Dickinson & Co.	3.125%	11/8/21	9,462	9,716
Becton Dickinson & Co.	2.894%	6/6/22	14,710	15,204
Becton Dickinson & Co.	3.875%	5/15/24	2,200	2,378
Becton Dickinson & Co.	3.363%	6/6/24	15,483	16,691
Becton Dickinson & Co.	3.734%	12/15/24	9,053	9,991
Biogen Inc.	3.625%	9/15/22	7,338	7,785
Biogen Inc.	4.050%	9/15/25	10,928	12,469
Boston Scientific Corp.	3.375%	5/15/22	4,265	4,449
Boston Scientific Corp.	3.450%	3/1/24	8,246	8,931
Boston Scientific Corp.	3.850%	5/15/25	1,929	2,182
Boston Scientific Corp.	1.900%	6/1/25	2,781	2,897
Bristol-Myers Squibb Co.	2.600%	5/16/22	10,300	10,667
Bristol-Myers Squibb Co.	2.000%	8/1/22	4,885	5,029
Bristol-Myers Squibb Co.	3.250%	8/15/22	5,251	5,534
Bristol-Myers Squibb Co.	3.550%	8/15/22	9,110	9,636
Bristol-Myers Squibb Co.	2.750%	2/15/23	6,935	7,303
Bristol-Myers Squibb Co.	3.250%	2/20/23	5,075	5,413
Bristol-Myers Squibb Co.	4.000%	8/15/23	6,696	7,352
Bristol-Myers Squibb Co.	3.250%	11/1/23	3,125	3,391
Bristol-Myers Squibb Co.	3.625%	5/15/24	10,066	11,113
Bristol-Myers Squibb Co.	2.900%	7/26/24	28,727	31,154
Bristol-Myers Squibb Co.	3.875%	8/15/25	15,650	17,952
Brown-Forman Corp.	3.500%	4/15/25	1,565	1,743
Bunge Ltd. Finance Corp.	3.000%	9/25/22	2,925	3,041
Bunge Ltd. Finance Corp.	4.350%	3/15/24	5,900	6,485
Bunge Ltd. Finance Corp.	1.630%	8/17/25	2,120	2,125
Campbell Soup Co.	3.650%	3/15/23	2,494	2,664
Campbell Soup Co.	3.950%	3/15/25	7,460	8,324
Campbell Soup Co.	3.300%	3/19/25	2,000	2,192
Cardinal Health Inc.	2.616%	6/15/22	4,686	4,831
Cardinal Health Inc.	3.200%	3/15/23	5,594	5,921
Cardinal Health Inc.	3.079%	6/15/24	7,804	8,376
Church & Dwight Co. Inc.	2.450%	8/1/22	1,970	2,034
Church & Dwight Co. Inc.	2.875%	10/1/22	3,000	3,142
Cigna Corp.	3.900%	2/15/22	7,043	7,357
Cigna Corp.	3.050%	11/30/22	5,400	5,661
Cigna Corp.	3.000%	7/15/23	8,772	9,297
Cigna Corp.	3.750%	7/15/23	4,840	5,231
Cigna Corp.	3.500%	6/15/24	5,706	6,216
Cigna Corp.	3.250%	4/15/25	8,924	9,813
Clorox Co.	3.050%	9/15/22	5,475	5,714

Clorox Co.	3.500%	12/15/24	3,152	3,510
Coca-Cola Co.	2.500%	4/1/23	5,297	5,584
Coca-Cola Co.	3.200%	11/1/23	8,553	9,277
Coca-Cola Co.	1.750%	9/6/24	6,957	7,271
Coca-Cola Co.	2.950%	3/25/25	7,350	8,073
Coca-Cola Co.	2.875%	10/27/25	6,005	6,668
Colgate-Palmolive Co.	2.450%	11/15/21	2,265	2,320
Colgate-Palmolive Co.	2.300%	5/3/22	3,488	3,597
Colgate-Palmolive Co.	2.250%	11/15/22	7,354	7,666
Colgate-Palmolive Co.	2.100%	5/1/23	750	784
Colgate-Palmolive Co.	3.250%	3/15/24	3,890	4,259
CommonSpirit Health	2.950%	11/1/22	4,100	4,283
CommonSpirit Health	2.760%	10/1/24	2,487	2,600
Conagra Brands Inc.	3.800%	10/22/21	8,189	8,470
Conagra Brands Inc.	3.250%	9/15/22	4,000	4,206
Conagra Brands Inc.	4.300%	5/1/24	9,362	10,444
Constellation Brands Inc.	2.700%	5/9/22	4,130	4,265
Constellation Brands Inc.	2.650%	11/7/22	9,173	9,516
Constellation Brands Inc.	3.200%	2/15/23	6,104	6,453
Constellation Brands Inc.	4.250%	5/1/23	8,646	9,432
Constellation Brands Inc.	4.750%	11/15/24	3,266	3,768
Covidien International Finance SA	3.200%	6/15/22	6,204	6,456
CVS Health Corp.	3.500%	7/20/22	8,799	9,219
CVS Health Corp.	2.750%	12/1/22	10,221	10,644
CVS Health Corp.	4.750%	12/1/22	3,545	3,823
CVS Health Corp.	3.700%	3/9/23	35,479	37,947
CVS Health Corp.	4.000%	12/5/23	200	219
CVS Health Corp.	3.375%	8/12/24	6,690	7,265
CVS Health Corp.	2.625%	8/15/24	8,713	9,258
CVS Health Corp.	4.100%	3/25/25	22,078	24,933
CVS Health Corp.	3.875%	7/20/25	29,796	33,589
Danaher Corp.	3.350%	9/15/25	2,246	2,499
DH Europe Finance II Sarl	2.050%	11/15/22	5,900	6,084
DH Europe Finance II Sarl	2.200%	11/15/24	5,035	5,317
Diageo Capital plc	2.625%	4/29/23	9,603	10,069
Diageo Capital plc	3.500%	9/18/23	600	649
Diageo Capital plc	2.125%	10/24/24	8,000	8,462
Diageo Capital plc	1.375%	9/29/25	7,100	7,265
Diageo Investment Corp.	2.875%	5/11/22	1,094	1,136
Dignity Health	3.125%	11/1/22	320	331
Eli Lilly & Co.	2.350%	5/15/22	2,605	2,689
Estee Lauder Cos. Inc.	2.000%	12/1/24	2,791	2,942
Flowers Foods Inc.	4.375%	4/1/22	1,450	1,501
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	1,970	2,054
General Mills Inc.	3.150%	12/15/21	7,721	7,926
General Mills Inc.	2.600%	10/12/22	5,683	5,914
General Mills Inc.	3.700%	10/17/23	12,803	13,957
General Mills Inc.	3.650%	2/15/24	428	468
Gilead Sciences Inc.	4.400%	12/1/21	8,114	8,411
Gilead Sciences Inc.	1.950%	3/1/22	1,133	1,156
Gilead Sciences Inc.	3.250%	9/1/22	10,949	11,467
Gilead Sciences Inc.	2.500%	9/1/23	9,840	10,351
Gilead Sciences Inc.	0.750%	9/29/23	8,000	8,006
Gilead Sciences Inc.	3.700%	4/1/24	7,511	8,225
Gilead Sciences Inc.	3.500%	2/1/25	12,163	13,442
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	8,190	8,653
GlaxoSmithKline Capital Inc.	3.375%	5/15/23	10,094	10,861

GlaxoSmithKline Capital Inc.	3.625%	5/15/25	8,709	9,835
GlaxoSmithKline Capital plc	2.850%	5/8/22	8,898	9,251
GlaxoSmithKline Capital plc	2.875%	6/1/22	17,224	17,894
GlaxoSmithKline Capital plc	0.534%	10/1/23	5,000	5,008
GlaxoSmithKline Capital plc	3.000%	6/1/24	8,439	9,119
Hasbro Inc.	2.600%	11/19/22	500	518
Hasbro Inc.	3.000%	11/19/24	100	106
HCA Inc.	4.750%	5/1/23	11,492	12,512
HCA Inc.	5.000%	3/15/24	14,513	16,255
HCA Inc.	5.250%	4/15/25	7,588	8,764
Hershey Co.	2.625%	5/1/23	1,250	1,316
Hershey Co.	3.375%	5/15/23	3,543	3,811
Hershey Co.	2.050%	11/15/24	3,757	3,982
Hershey Co.	3.200%	8/21/25	3,000	3,354
JM Smucker Co.	3.000%	3/15/22	4,232	4,389
JM Smucker Co.	3.500%	3/15/25	8,048	9,018
Johnson & Johnson	2.450%	12/5/21	1,305	1,337
Johnson & Johnson	2.250%	3/3/22	5,160	5,297
Johnson & Johnson	2.050%	3/1/23	4,030	4,180
Johnson & Johnson	3.375%	12/5/23	8,479	9,294
Johnson & Johnson	2.625%	1/15/25	1,179	1,280
Johnson & Johnson	0.550%	9/1/25	12,000	12,004
Kaiser Foundation Hospitals	3.500%	4/1/22	2,255	2,357
Kellogg Co.	3.125%	5/17/22	200	208
Kellogg Co.	2.650%	12/1/23	2,084	2,209
Keurig Dr Pepper Inc.	4.057%	5/25/23	10,569	11,482
Keurig Dr Pepper Inc.	3.130%	12/15/23	6,544	7,026
Keurig Dr Pepper Inc.	4.417%	5/25/25	7,650	8,810
Kimberly-Clark Corp.	2.400%	6/1/23	1,675	1,760
Kimberly-Clark Corp.	3.050%	8/15/25	2,290	2,540
Kroger Co.	2.950%	11/1/21	2,325	2,383
Kroger Co.	3.400%	4/15/22	2,100	2,180
Kroger Co.	2.800%	8/1/22	6,125	6,366
Kroger Co.	3.850%	8/1/23	5,600	6,068
Kroger Co.	4.000%	2/1/24	2,400	2,644
Laboratory Corp. of America Holdings	3.200%	2/1/22	5,909	6,116
Laboratory Corp. of America Holdings	3.750%	8/23/22	6,887	7,238
Laboratory Corp. of America Holdings	4.000%	11/1/23	2,000	2,188
Laboratory Corp. of America Holdings	3.250%	9/1/24	3,624	3,940
Laboratory Corp. of America Holdings	2.300%	12/1/24	8,144	8,609
Laboratory Corp. of America Holdings	3.600%	2/1/25	2,729	3,028
McCormick & Co. Inc.	2.700%	8/15/22	5,288	5,496
McCormick & Co. Inc.	3.150%	8/15/24	5,130	5,580
McKesson Corp.	2.700%	12/15/22	2,195	2,283
McKesson Corp.	2.850%	3/15/23	5,055	5,288
McKesson Corp.	3.796%	3/15/24	4,911	5,373
Medtronic Inc.	3.150%	3/15/22	11,122	11,577
Medtronic Inc.	2.750%	4/1/23	3,775	3,984
Medtronic Inc.	3.625%	3/15/24	1,415	1,563
Medtronic Inc.	3.500%	3/15/25	17,575	19,799
Merck & Co. Inc.	2.350%	2/10/22	10,038	10,328
Merck & Co. Inc.	2.400%	9/15/22	10,610	10,982
Merck & Co. Inc.	2.800%	5/18/23	9,622	10,223
Merck & Co. Inc.	2.900%	3/7/24	5,500	5,925
Merck & Co. Inc.	2.750%	2/10/25	12,441	13,508
Molson Coors Beverage Co.	3.500%	5/1/22	3,428	3,572

4	Mondelez International Holdings Netherlands
	BV	2.125%	9/19/22	8,000	8,250
	Mondelez International Inc.	0.625%	7/1/22	5,200	5,215
	Mondelez International Inc.	2.125%	4/13/23	3,309	3,433
	Mondelez International Inc.	3.625%	5/7/23	500	538
	Mondelez International Inc.	1.500%	5/4/25	6,077	6,240
	Mylan Inc.	4.200%	11/29/23	5,625	6,166
	Novartis Capital Corp.	2.400%	5/17/22	9,207	9,510
	Novartis Capital Corp.	2.400%	9/21/22	8,769	9,129
	Novartis Capital Corp.	3.400%	5/6/24	15,376	16,958
	Novartis Capital Corp.	1.750%	2/14/25	6,450	6,750
	PepsiCo Inc.	3.000%	8/25/21	6,050	6,198
	PepsiCo Inc.	1.700%	10/6/21	9,454	9,585
	PepsiCo Inc.	2.750%	3/5/22	9,401	9,724
	PepsiCo Inc.	2.250%	5/2/22	8,441	8,697
	PepsiCo Inc.	3.100%	7/17/22	4,365	4,565
	PepsiCo Inc.	2.750%	3/1/23	6,870	7,266
	PepsiCo Inc.	0.750%	5/1/23	11,500	11,616
	PepsiCo Inc.	3.600%	3/1/24	625	685
	PepsiCo Inc.	2.250%	3/19/25	13,400	14,344
	PepsiCo Inc.	2.750%	4/30/25	6,257	6,815
	PepsiCo Inc.	3.500%	7/17/25	5,638	6,367
	PepsiCo Inc.	2.850%	2/24/26	4,000	4,426
	Perrigo Finance Unlimited Co.	3.900%	12/15/24	2,875	3,116
	Pfizer Inc.	2.200%	12/15/21	9,129	9,341
	Pfizer Inc.	2.800%	3/11/22	6,939	7,185
	Pfizer Inc.	3.000%	6/15/23	9,797	10,453
	Pfizer Inc.	5.800%	8/12/23	503	577
	Pfizer Inc.	3.200%	9/15/23	4,950	5,344
	Pfizer Inc.	2.950%	3/15/24	5,300	5,717
	Pfizer Inc.	3.400%	5/15/24	6,593	7,241
	Pfizer Inc.	0.800%	5/28/25	3,700	3,723
	Philip Morris International Inc.	2.900%	11/15/21	8,141	8,360
	Philip Morris International Inc.	2.625%	2/18/22	4,759	4,897
	Philip Morris International Inc.	2.375%	8/17/22	9,042	9,356
	Philip Morris International Inc.	2.500%	8/22/22	8,581	8,913
	Philip Morris International Inc.	2.500%	11/2/22	7,224	7,517
	Philip Morris International Inc.	2.625%	3/6/23	750	788
	Philip Morris International Inc.	1.125%	5/1/23	5,050	5,127
	Philip Morris International Inc.	2.125%	5/10/23	3,404	3,529
	Philip Morris International Inc.	3.600%	11/15/23	4,400	4,801
	Philip Morris International Inc.	2.875%	5/1/24	3,775	4,042
	Philip Morris International Inc.	3.250%	11/10/24	2,125	2,341
	Philip Morris International Inc.	1.500%	5/1/25	6,805	7,016
	Philip Morris International Inc.	3.375%	8/11/25	3,750	4,163
3	Procter & Gamble - Esop	9.360%	1/1/21	600	609
	Procter & Gamble Co.	1.700%	11/3/21	7,710	7,837
	Procter & Gamble Co.	2.300%	2/6/22	7,526	7,736
	Procter & Gamble Co.	2.150%	8/11/22	3,594	3,721
	Procter & Gamble Co.	3.100%	8/15/23	6,169	6,652
	Procter & Gamble Co.	2.450%	3/25/25	11,675	12,614
	Quest Diagnostics Inc.	4.250%	4/1/24	125	139
	Quest Diagnostics Inc.	3.500%	3/30/25	3,378	3,738
	Reynolds American Inc.	4.000%	6/12/22	8,203	8,649
	Reynolds American Inc.	4.850%	9/15/23	4,425	4,938
	Reynolds American Inc.	4.450%	6/12/25	22,326	25,111
4	Royalty Pharma plc	0.750%	9/2/23	7,300	7,268

4	Royalty Pharma plc	1.200%	9/2/25	7,300	7,276
	Sanofi	3.375%	6/19/23	10,258	11,042
	Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	5,935	6,039
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	16,662	17,661
	SSM Health Care Corp.	3.688%	6/1/23	4,200	4,518
	Stryker Corp.	3.375%	5/15/24	4,500	4,886
	Sysco Corp.	2.600%	6/12/22	4,125	4,261
	Sysco Corp.	3.550%	3/15/25	1,918	2,089
	Sysco Corp.	5.650%	4/1/25	5,596	6,622
	Takeda Pharmaceutical Co. Ltd.	4.000%	11/26/21	9,245	9,589
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	15,660	17,395
	Thermo Fisher Scientific Inc.	3.000%	4/15/23	6,429	6,797
	Thermo Fisher Scientific Inc.	4.150%	2/1/24	5,295	5,849
	Thermo Fisher Scientific Inc.	4.133%	3/25/25	10,700	12,189
	Tyson Foods Inc.	2.250%	8/23/21	9,072	9,212
	Tyson Foods Inc.	4.500%	6/15/22	11,923	12,650
	Tyson Foods Inc.	3.900%	9/28/23	2,162	2,365
	Tyson Foods Inc.	3.950%	8/15/24	15,286	16,977
	Unilever Capital Corp.	2.750%	3/22/21	1,695	1,715
	Unilever Capital Corp.	1.375%	7/28/21	3,975	4,013
	Unilever Capital Corp.	3.000%	3/7/22	6,250	6,483
	Unilever Capital Corp.	2.200%	5/5/22	4,564	4,694
	Unilever Capital Corp.	3.125%	3/22/23	3,415	3,639
	Unilever Capital Corp.	0.375%	9/14/23	1,000	1,002
	Unilever Capital Corp.	3.250%	3/7/24	6,253	6,802
	Unilever Capital Corp.	2.600%	5/5/24	3,750	4,014
	Unilever Capital Corp.	3.375%	3/22/25	2,925	3,251
	Unilever Capital Corp.	3.100%	7/30/25	4,175	4,652
4	Upjohn Inc.	1.125%	6/22/22	6,800	6,851
4	Upjohn Inc.	1.650%	6/22/25	6,000	6,133
	UPMC	3.600%	4/3/25	3,750	4,159
	Whirlpool Corp.	4.700%	6/1/22	2,248	2,399
	Whirlpool Corp.	4.000%	3/1/24	2,175	2,391
	Whirlpool Corp.	3.700%	5/1/25	2,350	2,634
	Wyeth LLC	7.250%	3/1/23	1,000	1,161
	Wyeth LLC	6.450%	2/1/24	3,364	4,005
	Zimmer Biomet Holdings Inc.	3.150%	4/1/22	7,307	7,555
	Zimmer Biomet Holdings Inc.	3.700%	3/19/23	3,390	3,633
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	8,300	9,173
	Zoetis Inc.	3.250%	2/1/23	8,675	9,152

	Energy (2.0%)
	Baker Hughes a GE Co. LLC / Baker Hughes
	Co-Obligor Inc.	2.773%	12/15/22	9,739	10,181
	Boardwalk Pipelines LP	3.375%	2/1/23	3,178	3,249
	Boardwalk Pipelines LP	4.950%	12/15/24	2,603	2,843
	BP Capital Markets America Inc.	2.112%	9/16/21	10,086	10,240
	BP Capital Markets America Inc.	3.245%	5/6/22	15,397	16,072
	BP Capital Markets America Inc.	2.520%	9/19/22	4,155	4,304
	BP Capital Markets America Inc.	2.937%	4/6/23	6,350	6,710
	BP Capital Markets America Inc.	2.750%	5/10/23	12,614	13,295
	BP Capital Markets America Inc.	3.216%	11/28/23	7,412	7,965
	BP Capital Markets America Inc.	3.790%	2/6/24	1,050	1,148
	BP Capital Markets America Inc.	3.224%	4/14/24	6,384	6,882
	BP Capital Markets America Inc.	3.194%	4/6/25	5,300	5,824
	BP Capital Markets America Inc.	3.796%	9/21/25	3,836	4,329
	BP Capital Markets plc	3.561%	11/1/21	750	775

	BP Capital Markets plc	3.062%	3/17/22	13,105	13,596
	BP Capital Markets plc	3.245%	5/6/22	650	678
	BP Capital Markets plc	2.500%	11/6/22	19,970	20,757
	BP Capital Markets plc	3.994%	9/26/23	1,150	1,262
	BP Capital Markets plc	3.814%	2/10/24	2,799	3,071
	BP Capital Markets plc	3.535%	11/4/24	11,414	12,600
	BP Capital Markets plc	3.506%	3/17/25	3,525	3,921
	Canadian Natural Resources Ltd.	3.450%	11/15/21	3,887	3,970
	Canadian Natural Resources Ltd.	2.950%	1/15/23	11,571	12,019
	Canadian Natural Resources Ltd.	3.800%	4/15/24	810	869
	Canadian Natural Resources Ltd.	3.900%	2/1/25	3,878	4,203
	Canadian Natural Resources Ltd.	2.050%	7/15/25	5,024	5,102
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	10,906	12,542
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	9,323	10,617
	Chevron Corp.	2.498%	3/3/22	4,618	4,751
	Chevron Corp.	2.355%	12/5/22	14,737	15,270
	Chevron Corp.	1.141%	5/11/23	10,600	10,796
	Chevron Corp.	2.566%	5/16/23	6,092	6,411
	Chevron Corp.	3.191%	6/24/23	12,192	13,039
	Chevron Corp.	2.895%	3/3/24	8,209	8,812
	Chevron Corp.	1.554%	5/11/25	18,326	18,943
	Chevron USA Inc.	0.333%	8/12/22	5,000	5,005
	Chevron USA Inc.	0.426%	8/11/23	5,000	5,006
	Chevron USA Inc.	0.687%	8/12/25	10,000	9,957
	Cimarex Energy Co.	4.375%	6/1/24	5,465	5,848
	Columbia Pipeline Group Inc.	4.500%	6/1/25	6,533	7,528
	ConocoPhillips Co.	3.350%	11/15/24	1,500	1,639
	ConocoPhillips Co.	3.350%	5/15/25	1,388	1,491
	Diamondback Energy Inc.	2.875%	12/1/24	8,235	8,338
	Diamondback Energy Inc.	4.750%	5/31/25	3,930	4,229
	Dominion Energy Gas Holdings LLC	3.550%	11/1/23	2,741	2,951
	Dominion Energy Gas Holdings LLC	2.500%	11/15/24	11,293	12,005
	Enable Midstream Partners LP	3.900%	5/15/24	5,650	5,537
	Enbridge Energy Partners LP	4.200%	9/15/21	4,828	4,952
	Enbridge Inc.	2.900%	7/15/22	5,720	5,935
	Enbridge Inc.	4.000%	10/1/23	3,197	3,457
	Enbridge Inc.	3.500%	6/10/24	3,400	3,662
	Enbridge Inc.	2.500%	1/15/25	1,781	1,858
	Energy Transfer Operating LP	5.200%	2/1/22	6,975	7,219
	Energy Transfer Operating LP	3.600%	2/1/23	8,928	9,151
	Energy Transfer Operating LP	4.250%	3/15/23	3,125	3,250
	Energy Transfer Operating LP	5.875%	1/15/24	9,308	10,227
	Energy Transfer Operating LP	4.900%	2/1/24	3,590	3,828
	Energy Transfer Operating LP	4.500%	4/15/24	4,220	4,463
	Energy Transfer Operating LP	4.050%	3/15/25	4,959	5,195
	Energy Transfer Operating LP	2.900%	5/15/25	6,593	6,618
	Enterprise Products Operating LLC	3.500%	2/1/22	3,431	3,560
	Enterprise Products Operating LLC	4.050%	2/15/22	3,914	4,090
	Enterprise Products Operating LLC	3.350%	3/15/23	10,352	10,942
	Enterprise Products Operating LLC	3.900%	2/15/24	6,505	7,080
	Enterprise Products Operating LLC	3.750%	2/15/25	17,350	19,285
3	Enterprise Products Operating LLC	4.875%	8/16/77	3,900	3,393
	EOG Resources Inc.	4.100%	2/1/21	8,890	8,990
	EOG Resources Inc.	2.625%	3/15/23	8,063	8,405
	EOG Resources Inc.	3.150%	4/1/25	4,745	5,182
	Exxon Mobil Corp.	2.397%	3/6/22	6,765	6,942
	Exxon Mobil Corp.	1.902%	8/16/22	6,303	6,460

Exxon Mobil Corp.	2.726%	3/1/23	14,105	14,833
Exxon Mobil Corp.	1.571%	4/15/23	11,300	11,614
Exxon Mobil Corp.	3.176%	3/15/24	5,000	5,392
Exxon Mobil Corp.	2.019%	8/16/24	11,650	12,244
Exxon Mobil Corp.	2.709%	3/6/25	6,410	6,911
Exxon Mobil Corp.	2.992%	3/19/25	28,240	30,915
Halliburton Co.	3.250%	11/15/21	2,906	2,960
Halliburton Co.	3.500%	8/1/23	2,926	3,094
Helmerich & Payne Inc.	4.650%	3/15/25	4,360	4,788
Hess Corp.	3.500%	7/15/24	2,150	2,209
HollyFrontier Corp.	2.625%	10/1/23	1,000	1,000
Husky Energy Inc.	3.950%	4/15/22	3,600	3,712
Husky Energy Inc.	4.000%	4/15/24	4,870	5,149
Kinder Morgan Energy Partners LP	5.000%	10/1/21	9,109	9,401
Kinder Morgan Energy Partners LP	3.950%	9/1/22	1,100	1,158
Kinder Morgan Energy Partners LP	3.450%	2/15/23	8,200	8,603
Kinder Morgan Energy Partners LP	3.500%	9/1/23	2,785	2,962
Kinder Morgan Energy Partners LP	4.150%	2/1/24	5,425	5,933
Kinder Morgan Energy Partners LP	4.300%	5/1/24	4,926	5,416
Kinder Morgan Energy Partners LP	4.250%	9/1/24	4,425	4,900
Kinder Morgan Inc.	3.150%	1/15/23	4,439	4,655
Kinder Morgan Inc.	4.300%	6/1/25	2,738	3,081
Marathon Oil Corp.	2.800%	11/1/22	7,662	7,825
Marathon Oil Corp.	3.850%	6/1/25	6,071	6,230
Marathon Petroleum Corp.	4.500%	5/1/23	5,100	5,502
Marathon Petroleum Corp.	4.750%	12/15/23	5,742	6,280
Marathon Petroleum Corp.	3.625%	9/15/24	3,656	3,903
Marathon Petroleum Corp.	4.700%	5/1/25	11,266	12,716
MPLX LP	3.500%	12/1/22	5,290	5,535
MPLX LP	3.375%	3/15/23	5,614	5,916
MPLX LP	4.500%	7/15/23	10,421	11,268
MPLX LP	4.875%	12/1/24	9,456	10,555
MPLX LP	5.250%	1/15/25	4,166	4,312
MPLX LP	4.000%	2/15/25	7,205	7,862
MPLX LP	4.875%	6/1/25	5,626	6,364
National Fuel Gas Co.	4.900%	12/1/21	2,936	3,036
National Fuel Gas Co.	3.750%	3/1/23	3,066	3,178
National Fuel Gas Co.	5.200%	7/15/25	3,844	4,237
Noble Energy Inc.	3.900%	11/15/24	3,105	3,388
ONEOK Inc.	4.250%	2/1/22	8,025	8,285
ONEOK Inc.	7.500%	9/1/23	3,699	4,231
ONEOK Inc.	2.750%	9/1/24	2,468	2,527
ONEOK Partners LP	3.375%	10/1/22	5,709	5,923
ONEOK Partners LP	5.000%	9/15/23	3,540	3,840
ONEOK Partners LP	4.900%	3/15/25	8,850	9,689
Phillips 66	4.300%	4/1/22	6,710	7,077
Phillips 66	3.700%	4/6/23	2,800	2,996
Phillips 66	3.850%	4/9/25	15,625	17,311
Phillips 66 Partners LP	2.450%	12/15/24	2,800	2,872
Phillips 66 Partners LP	3.605%	2/15/25	3,000	3,171
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	3,851	3,943
Plains All American Pipeline LP / PAA
Finance Corp.	2.850%	1/31/23	5,325	5,421
Plains All American Pipeline LP / PAA
Finance Corp.	3.850%	10/15/23	4,121	4,313

Plains All American Pipeline LP / PAA
Finance Corp.	3.600%	11/1/24	6,464	6,656
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.875%	3/1/22	9,669	10,114
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.000%	10/1/22	5,675	5,973
Regency Energy Partners LP / Regency
Energy Finance Corp.	4.500%	11/1/23	5,700	6,027
Sabine Pass Liquefaction LLC	6.250%	3/15/22	7,089	7,513
Sabine Pass Liquefaction LLC	5.625%	4/15/23	7,007	7,675
Sabine Pass Liquefaction LLC	5.750%	5/15/24	18,825	21,310
Sabine Pass Liquefaction LLC	5.625%	3/1/25	11,588	13,245
Schlumberger Finance Canada Ltd.	1.400%	9/17/25	4,000	4,036
Schlumberger Investment SA	3.650%	12/1/23	12,385	13,373
Shell International Finance BV	2.375%	8/21/22	10,274	10,658
Shell International Finance BV	2.250%	1/6/23	3,590	3,733
Shell International Finance BV	3.400%	8/12/23	7,854	8,492
Shell International Finance BV	0.375%	9/15/23	4,000	3,985
Shell International Finance BV	3.500%	11/13/23	150	163
Shell International Finance BV	2.000%	11/7/24	8,025	8,419
Shell International Finance BV	2.375%	4/6/25	14,625	15,604
Shell International Finance BV	3.250%	5/11/25	18,000	19,890
Spectra Energy Partners LP	4.750%	3/15/24	6,825	7,604
Spectra Energy Partners LP	3.500%	3/15/25	5,372	5,859
Suncor Energy Inc.	2.800%	5/15/23	2,100	2,197
Suncor Energy Inc.	3.600%	12/1/24	7,693	8,375
Suncor Energy Inc.	3.100%	5/15/25	3,500	3,762
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	1,294	1,325
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	2,503	2,619
Total Capital Canada Ltd.	2.750%	7/15/23	12,803	13,604
Total Capital International SA	2.875%	2/17/22	6,298	6,510
Total Capital International SA	2.700%	1/25/23	7,725	8,121
Total Capital International SA	3.700%	1/15/24	14,113	15,478
Total Capital International SA	3.750%	4/10/24	6,238	6,888
Total Capital International SA	2.434%	1/10/25	989	1,051
Total Capital SA	4.250%	12/15/21	6,930	7,243
TransCanada PipeLines Ltd.	2.500%	8/1/22	6,425	6,624
TransCanada PipeLines Ltd.	3.750%	10/16/23	10,282	11,114
Valero Energy Corp.	2.700%	4/15/23	8,800	9,118
Valero Energy Corp.	1.200%	3/15/24	3,000	2,993
Valero Energy Corp.	3.650%	3/15/25	6,170	6,646
Valero Energy Corp.	2.850%	4/15/25	2,700	2,828
Williams Cos. Inc.	4.000%	11/15/21	5,715	5,884
Williams Cos. Inc.	3.600%	3/15/22	8,805	9,113
Williams Cos. Inc.	3.350%	8/15/22	6,884	7,150
Williams Cos. Inc.	3.700%	1/15/23	3,278	3,462
Williams Cos. Inc.	4.500%	11/15/23	3,296	3,605
Williams Cos. Inc.	4.300%	3/4/24	9,864	10,791
Williams Cos. Inc.	4.550%	6/24/24	8,121	8,991
Williams Cos. Inc.	3.900%	1/15/25	4,093	4,460
Williams Cos. Inc.	4.000%	9/15/25	7,492	8,269

Other Industrial (0.0%)
CBRE Services Inc.	5.250%	3/15/25	3,117	3,594
Cintas Corp. No. 2	2.900%	4/1/22	5,650	5,844
Yale University	0.873%	4/15/25	3,000	3,040

Technology (2.4%)
Adobe Inc.	1.700%	2/1/23	4,533	4,670
Adobe Inc.	1.900%	2/1/25	8,062	8,516
Adobe Inc.	3.250%	2/1/25	5,600	6,194
Alphabet Inc.	3.375%	2/25/24	6,000	6,599
Alphabet Inc.	0.450%	8/15/25	7,200	7,170
Altera Corp.	4.100%	11/15/23	3,447	3,838
Analog Devices Inc.	2.500%	12/5/21	3,550	3,627
Analog Devices Inc.	2.875%	6/1/23	3,750	3,960
Analog Devices Inc.	3.125%	12/5/23	5,142	5,525
Analog Devices Inc.	2.950%	4/1/25	100	109
Apple Inc.	2.150%	2/9/22	15,673	16,072
Apple Inc.	2.500%	2/9/22	15,760	16,207
Apple Inc.	2.300%	5/11/22	15,398	15,875
Apple Inc.	2.700%	5/13/22	11,781	12,249
Apple Inc.	2.100%	9/12/22	858	886
Apple Inc.	2.850%	2/23/23	14,830	15,644
Apple Inc.	2.400%	5/3/23	34,284	36,064
Apple Inc.	0.750%	5/11/23	15,595	15,754
Apple Inc.	3.000%	2/9/24	19,521	21,019
Apple Inc.	3.450%	5/6/24	17,586	19,379
Apple Inc.	2.850%	5/11/24	10,180	10,963
Apple Inc.	1.800%	9/11/24	7,898	8,259
Apple Inc.	2.750%	1/13/25	11,896	12,898
Apple Inc.	2.500%	2/9/25	13,519	14,581
Apple Inc.	1.125%	5/11/25	21,246	21,706
Apple Inc.	3.200%	5/13/25	900	1,005
Apple Inc.	0.550%	8/20/25	11,000	10,997
Arrow Electronics Inc.	3.500%	4/1/22	2,575	2,658
Arrow Electronics Inc.	4.500%	3/1/23	1,249	1,332
Arrow Electronics Inc.	3.250%	9/8/24	3,959	4,270
Arrow Electronics Inc.	4.000%	4/1/25	2,736	2,952
Autodesk Inc.	4.375%	6/15/25	1,524	1,745
Avnet Inc.	3.750%	12/1/21	4,300	4,406
Avnet Inc.	4.875%	12/1/22	2,825	3,036
Baidu Inc.	2.875%	7/6/22	6,675	6,875
Baidu Inc.	3.500%	11/28/22	6,980	7,312
Baidu Inc.	3.875%	9/29/23	4,900	5,268
Baidu Inc.	4.375%	5/14/24	5,000	5,492
Baidu Inc.	3.075%	4/7/25	6,200	6,575
Baidu Inc.	4.125%	6/30/25	3,500	3,892
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	2.650%	1/15/23	6,583	6,836
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.625%	1/15/24	13,525	14,531
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.125%	1/15/25	6,832	7,285
Broadcom Inc.	3.125%	10/15/22	20,264	21,174
Broadcom Inc.	2.250%	11/15/23	4,000	4,158
Broadcom Inc.	3.625%	10/15/24	12,710	13,856
Broadcom Inc.	4.700%	4/15/25	14,000	15,885
Cadence Design Systems Inc.	4.375%	10/15/24	2,126	2,388
Cisco Systems Inc.	3.000%	6/15/22	7,916	8,293
Cisco Systems Inc.	2.600%	2/28/23	7,945	8,365
Cisco Systems Inc.	2.200%	9/20/23	390	410
Cisco Systems Inc.	3.625%	3/4/24	7,232	8,016
Corning Inc.	2.900%	5/15/22	2,200	2,271

	Dell International LLC / EMC Corp.	5.450%	6/15/23	22,325	24,430
4	Dell International LLC / EMC Corp.	4.000%	7/15/24	6,015	6,499
4	Dell International LLC / EMC Corp.	5.850%	7/15/25	9,549	11,141
	DXC Technology Co.	4.000%	4/15/23	3,084	3,249
	DXC Technology Co.	4.250%	4/15/24	8,533	9,184
	DXC Technology Co.	4.125%	4/15/25	9,000	9,655
	Equifax Inc.	3.600%	8/15/21	2,500	2,562
	Equifax Inc.	3.300%	12/15/22	3,780	3,965
	Equifax Inc.	2.600%	12/1/24	3,863	4,114
	Equinix Inc.	2.625%	11/18/24	8,757	9,316
	Equinix Inc.	1.000%	9/15/25	3,000	2,973
	Fidelity National Information Services Inc.	3.500%	4/15/23	9,612	10,240
	Fidelity National Information Services Inc.	3.875%	6/5/24	4,000	4,411
	Fiserv Inc.	3.500%	10/1/22	7,773	8,197
	Fiserv Inc.	3.800%	10/1/23	12,245	13,348
	Fiserv Inc.	2.750%	7/1/24	15,915	17,012
	Fiserv Inc.	3.850%	6/1/25	2,774	3,124
	Flex Ltd.	5.000%	2/15/23	3,613	3,947
	Global Payments Inc.	3.750%	6/1/23	5,220	5,586
	Global Payments Inc.	4.000%	6/1/23	6,550	7,106
	Global Payments Inc.	2.650%	2/15/25	9,082	9,641
	Hewlett Packard Enterprise Co.	3.500%	10/5/21	5,615	5,774
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	4,356	4,655
	Hewlett Packard Enterprise Co.	2.250%	4/1/23	5,250	5,414
	Hewlett Packard Enterprise Co.	4.450%	10/2/23	13,024	14,321
	Hewlett Packard Enterprise Co.	1.450%	4/1/24	5,600	5,665
	Hewlett Packard Enterprise Co.	4.650%	10/1/24	8,725	9,841
	HP Inc.	4.050%	9/15/22	4,805	5,121
	HP Inc.	2.200%	6/17/25	9,500	9,951
	IBM Credit LLC	3.600%	11/30/21	1,975	2,050
	IBM Credit LLC	2.200%	9/8/22	6,645	6,878
	IBM Credit LLC	3.000%	2/6/23	9,235	9,777
	Intel Corp.	3.300%	10/1/21	15,145	15,601
	Intel Corp.	2.350%	5/11/22	7,175	7,397
	Intel Corp.	3.100%	7/29/22	7,855	8,246
	Intel Corp.	2.700%	12/15/22	11,131	11,715
	Intel Corp.	2.875%	5/11/24	5,045	5,448
	Intel Corp.	3.400%	3/25/25	10,550	11,789
	Intel Corp.	3.700%	7/29/25	16,881	19,137
	International Business Machines Corp.	2.500%	1/27/22	9,935	10,225
	International Business Machines Corp.	2.850%	5/13/22	14,375	14,958
	International Business Machines Corp.	1.875%	8/1/22	5,385	5,534
	International Business Machines Corp.	2.875%	11/9/22	6,905	7,261
	International Business Machines Corp.	3.375%	8/1/23	10,739	11,613
	International Business Machines Corp.	3.625%	2/12/24	10,200	11,184
	International Business Machines Corp.	3.000%	5/15/24	22,525	24,400
	Intuit Inc.	0.650%	7/15/23	3,400	3,410
	Intuit Inc.	0.950%	7/15/25	251	253
	Jabil Inc.	4.700%	9/15/22	300	322
	Juniper Networks Inc.	4.500%	3/15/24	7,039	7,868
	Juniper Networks Inc.	4.350%	6/15/25	912	1,026
	Keysight Technologies Inc.	4.550%	10/30/24	4,159	4,691
	KLA Corp.	4.650%	11/1/24	8,666	9,896
	Lam Research Corp.	3.800%	3/15/25	2,977	3,348
4	Leidos Inc.	2.950%	5/15/23	3,750	3,942
4	Leidos Inc.	3.625%	5/15/25	4,000	4,435
	Marvell Technology Group Ltd.	4.200%	6/22/23	4,500	4,854

	Maxim Integrated Products Inc.	3.375%	3/15/23	3,599	3,823
	Microchip Technology Inc.	4.333%	6/1/23	7,337	7,902
	Micron Technology Inc.	2.497%	4/24/23	8,727	9,060
	Micron Technology Inc.	4.640%	2/6/24	1,064	1,181
	Microsoft Corp.	2.400%	2/6/22	15,949	16,378
	Microsoft Corp.	2.375%	2/12/22	12,751	13,088
	Microsoft Corp.	2.650%	11/3/22	14,358	15,016
	Microsoft Corp.	2.125%	11/15/22	6,906	7,174
	Microsoft Corp.	2.375%	5/1/23	8,522	8,935
	Microsoft Corp.	2.000%	8/8/23	9,808	10,239
	Microsoft Corp.	3.625%	12/15/23	1,780	1,950
	Microsoft Corp.	2.875%	2/6/24	18,116	19,479
	Microsoft Corp.	2.700%	2/12/25	17,968	19,494
	Motorola Solutions Inc.	3.500%	3/1/23	2,515	2,650
	Motorola Solutions Inc.	4.000%	9/1/24	5,469	6,067
	NetApp Inc.	3.300%	9/29/24	2,600	2,840
	NetApp Inc.	1.875%	6/22/25	4,000	4,130
4	NXP BV / NXP Funding LLC	4.875%	3/1/24	1,215	1,359
4	NXP BV / NXP Funding LLC / NXP USA Inc.	2.700%	5/1/25	1,001	1,056
	Oracle Corp.	1.900%	9/15/21	13,106	13,293
	Oracle Corp.	2.500%	5/15/22	18,249	18,808
	Oracle Corp.	2.500%	10/15/22	22,931	23,903
	Oracle Corp.	2.625%	2/15/23	10,920	11,459
	Oracle Corp.	3.625%	7/15/23	3,857	4,190
	Oracle Corp.	2.400%	9/15/23	18,934	19,916
	Oracle Corp.	3.400%	7/8/24	13,825	15,120
	Oracle Corp.	2.950%	11/15/24	15,329	16,642
	Oracle Corp.	2.500%	4/1/25	22,312	23,876
	Oracle Corp.	2.950%	5/15/25	18,593	20,239
	PayPal Holdings Inc.	2.200%	9/26/22	7,178	7,420
	PayPal Holdings Inc.	1.350%	6/1/23	4,100	4,187
	PayPal Holdings Inc.	2.400%	10/1/24	7,626	8,094
	PayPal Holdings Inc.	1.650%	6/1/25	5,100	5,282
	QUALCOMM Inc.	3.000%	5/20/22	2,927	3,047
	QUALCOMM Inc.	2.600%	1/30/23	4,032	4,214
	QUALCOMM Inc.	2.900%	5/20/24	5,108	5,494
	QUALCOMM Inc.	3.450%	5/20/25	11,500	12,791
	salesforce.com Inc.	3.250%	4/11/23	7,082	7,586
	Seagate HDD Cayman	4.750%	6/1/23	3,000	3,259
	Seagate HDD Cayman	4.875%	3/1/24	1,550	1,688
	Seagate HDD Cayman	4.750%	1/1/25	4,700	5,158
	Texas Instruments Inc.	1.850%	5/15/22	8,310	8,508
	Texas Instruments Inc.	2.625%	5/15/24	2,400	2,574
	Texas Instruments Inc.	1.375%	3/12/25	14,756	15,268
	Trimble Inc.	4.150%	6/15/23	1,950	2,103
	Trimble Inc.	4.750%	12/1/24	2,282	2,530
	Tyco Electronics Group SA	3.500%	2/3/22	2,723	2,811
	Tyco Electronics Group SA	3.450%	8/1/24	2,000	2,170
	Verisk Analytics Inc.	4.125%	9/12/22	4,625	4,920
	Verisk Analytics Inc.	4.000%	6/15/25	6,741	7,691
	VMware Inc.	2.950%	8/21/22	22,964	23,891
	VMware Inc.	4.500%	5/15/25	5,461	6,180
	Xilinx Inc.	2.950%	6/1/24	5,442	5,847

	Transportation (0.5%)
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	3,725	3,806
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	4,475	4,615

	Burlington Northern Santa Fe LLC	3.050%	9/1/22	9,124	9,542
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	8,687	9,173
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	5,315	5,796
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	3,970	4,377
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	7,156	7,866
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	3,000	3,412
	Canadian National Railway Co.	2.850%	12/15/21	3,560	3,640
	Canadian Pacific Railway Co.	9.450%	8/1/21	1,200	1,286
	Canadian Pacific Railway Co.	2.900%	2/1/25	5,006	5,391
3	Continental Airlines 2007-1 Class A Pass
	Through Trust	5.983%	10/19/23	1,533	1,482
3	Continental Airlines 2010-1 Class A Pass
	Through Trust	4.750%	7/12/22	909	885
3	Continental Airlines 2012-1 Class A Pass
	Through Trust	4.150%	10/11/25	3,785	3,680
3	Continental Airlines 2012-2 Class A Pass
	Through Trust	4.000%	4/29/26	4,738	4,422
	CSX Corp.	3.700%	11/1/23	2,716	2,963
	CSX Corp.	3.400%	8/1/24	4,162	4,583
3	Delta Air Lines 2007-1 Class A Pass Through
	Trust	6.821%	2/10/24	1,818	1,811
	Delta Air Lines 2019-1 Class AA Pass
	Through Trust	3.204%	4/25/24	2,900	2,872
	FedEx Corp.	3.400%	1/14/22	2,100	2,178
	FedEx Corp.	2.625%	8/1/22	5,647	5,860
	FedEx Corp.	2.700%	4/15/23	1,500	1,575
	FedEx Corp.	4.000%	1/15/24	1,605	1,778
	FedEx Corp.	3.200%	2/1/25	6,821	7,479
	FedEx Corp.	3.800%	5/15/25	5,988	6,754
	Kansas City Southern	3.000%	5/15/23	2,485	2,559
	Norfolk Southern Corp.	3.250%	12/1/21	4,668	4,792
	Norfolk Southern Corp.	3.000%	4/1/22	7,667	7,926
	Norfolk Southern Corp.	2.903%	2/15/23	4,631	4,861
	Norfolk Southern Corp.	3.850%	1/15/24	2,036	2,236
	Norfolk Southern Corp.	3.650%	8/1/25	422	477
	Ryder System Inc.	2.250%	9/1/21	3,010	3,052
	Ryder System Inc.	2.800%	3/1/22	3,550	3,649
	Ryder System Inc.	2.875%	6/1/22	368	381
	Ryder System Inc.	3.400%	3/1/23	9,357	9,921
	Ryder System Inc.	3.750%	6/9/23	7,610	8,172
	Ryder System Inc.	3.875%	12/1/23	495	539
	Ryder System Inc.	3.650%	3/18/24	3,402	3,697
	Ryder System Inc.	2.500%	9/1/24	3,000	3,157
	Ryder System Inc.	4.625%	6/1/25	4,000	4,594
	Southwest Airlines Co.	2.750%	11/16/22	2,400	2,477
	Southwest Airlines Co.	4.750%	5/4/23	8,725	9,314
	Southwest Airlines Co.	5.250%	5/4/25	13,908	15,316
	Union Pacific Corp.	2.950%	3/1/22	4,617	4,786
	Union Pacific Corp.	4.163%	7/15/22	2,875	3,044
	Union Pacific Corp.	2.950%	1/15/23	2,150	2,259
	Union Pacific Corp.	2.750%	4/15/23	1,300	1,368
	Union Pacific Corp.	3.500%	6/8/23	2,277	2,450
	Union Pacific Corp.	3.646%	2/15/24	1,950	2,129
	Union Pacific Corp.	3.150%	3/1/24	4,488	4,850
	Union Pacific Corp.	3.750%	3/15/24	2,645	2,937
	Union Pacific Corp.	3.250%	1/15/25	5,364	5,894
	Union Pacific Corp.	3.750%	7/15/25	1,808	2,054

	Union Pacific Corp.	3.250%	8/15/25	3,443	3,822
3	United Airlines 2013-1 Class A Pass Through
	Trust	4.300%	2/15/27	565	540
	United Parcel Service Inc.	3.125%	1/15/21	1	1
	United Parcel Service Inc.	2.350%	5/16/22	8,547	8,812
	United Parcel Service Inc.	2.450%	10/1/22	4,390	4,584
	United Parcel Service Inc.	2.500%	4/1/23	7,084	7,431
	United Parcel Service Inc.	2.200%	9/1/24	500	529
	United Parcel Service Inc.	2.800%	11/15/24	2,297	2,496
	United Parcel Service Inc.	3.900%	4/1/25	9,736	11,086
					8,207,870
Utilities (1.2%)
	Electric (1.1%)
	AEP Texas Inc.	2.400%	10/1/22	2,550	2,633
	Alabama Power Co.	2.450%	3/30/22	5,300	5,447
	Alabama Power Co.	3.550%	12/1/23	2,200	2,406
	Ameren Corp.	2.500%	9/15/24	3,650	3,867
	Ameren Illinois Co.	3.250%	3/1/25	3,200	3,518
	American Electric Power Co. Inc.	3.650%	12/1/21	5,600	5,798
	American Electric Power Co. Inc.	2.950%	12/15/22	4,600	4,811
	Appalachian Power Co.	4.600%	3/30/21	3,117	3,147
	Arizona Public Service Co.	3.150%	5/15/25	2,407	2,629
	Avangrid Inc.	3.150%	12/1/24	5,255	5,721
	Avangrid Inc.	3.200%	4/15/25	650	715
	Baltimore Gas & Electric Co.	3.500%	11/15/21	2,950	3,030
	Baltimore Gas & Electric Co.	3.350%	7/1/23	2,924	3,121
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	3,859	4,047
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	3,676	4,007
4	Berkshire Hathaway Energy Co.	4.050%	4/15/25	5,700	6,497
	CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	1,131	1,159
	CenterPoint Energy Inc.	3.600%	11/1/21	2,250	2,323
	CenterPoint Energy Inc.	2.500%	9/1/22	4,325	4,477
	CenterPoint Energy Inc.	3.850%	2/1/24	3,575	3,901
	CenterPoint Energy Inc.	2.500%	9/1/24	3,700	3,925
	CMS Energy Corp.	5.050%	3/15/22	3,915	4,110
	Commonwealth Edison Co.	3.400%	9/1/21	2,418	2,468
	Consumers Energy Co.	3.375%	8/15/23	2,525	2,720
	Delmarva Power & Light Co.	3.500%	11/15/23	3,175	3,445
	Dominion Energy Inc.	2.715%	8/15/21	3,686	3,753
	Dominion Energy Inc.	2.750%	1/15/22	5,475	5,666
	Dominion Energy Inc.	2.750%	9/15/22	6,328	6,544
	Dominion Energy Inc.	3.071%	8/15/24	700	753
	Dominion Energy Inc.	3.900%	10/1/25	5,000	5,677
	DTE Electric Co.	3.650%	3/15/24	3,134	3,429
	DTE Electric Co.	3.375%	3/1/25	5,000	5,542
	DTE Energy Co.	2.600%	6/15/22	1,500	1,549
	DTE Energy Co.	3.300%	6/15/22	2,935	3,049
	DTE Energy Co.	0.550%	11/1/22	2,000	2,001
	DTE Energy Co.	2.250%	11/1/22	3,020	3,121
	DTE Energy Co.	3.700%	8/1/23	4,950	5,327
	DTE Energy Co.	3.850%	12/1/23	3,000	3,259
	DTE Energy Co.	3.500%	6/1/24	4,783	5,194
	DTE Energy Co.	2.529%	10/1/24	1,629	1,728
	DTE Energy Co.	1.050%	6/1/25	2,500	2,504
	Duke Energy Carolinas LLC	3.350%	5/15/22	3,800	3,970
	Duke Energy Carolinas LLC	2.500%	3/15/23	3,361	3,519
	Duke Energy Carolinas LLC	3.050%	3/15/23	5,175	5,493

Duke Energy Corp.	1.800%	9/1/21	4,530	4,584
Duke Energy Corp.	2.400%	8/15/22	2,850	2,946
Duke Energy Corp.	3.050%	8/15/22	2,359	2,453
Duke Energy Corp.	3.950%	10/15/23	3,862	4,206
Duke Energy Corp.	3.750%	4/15/24	13,009	14,262
Duke Energy Corp.	0.900%	9/15/25	3,000	2,993
Duke Energy Corp.	2.650%	9/1/26	5,000	5,407
Duke Energy Ohio Inc.	3.800%	9/1/23	3,500	3,806
Duke Energy Progress LLC	3.000%	9/15/21	4,130	4,209
Duke Energy Progress LLC	2.800%	5/15/22	3,783	3,911
Duke Energy Progress LLC	3.375%	9/1/23	2,000	2,150
Edison International	2.400%	9/15/22	4,225	4,283
Edison International	3.125%	11/15/22	410	422
Edison International	2.950%	3/15/23	2,911	2,979
Edison International	3.550%	11/15/24	6,605	6,958
Edison International	4.950%	4/15/25	1,000	1,098
Entergy Arkansas Inc.	3.700%	6/1/24	3,425	3,757
Entergy Corp.	4.000%	7/15/22	6,332	6,678
Entergy Corp.	0.900%	9/15/25	2,500	2,493
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	2,617	3,096
Entergy Louisiana LLC	4.050%	9/1/23	2,400	2,618
Entergy Louisiana LLC	5.400%	11/1/24	258	305
Evergy Inc.	2.450%	9/15/24	5,507	5,820
Eversource Energy	2.750%	3/15/22	3,781	3,895
Eversource Energy	3.800%	12/1/23	4,682	5,116
Eversource Energy	2.900%	10/1/24	3,299	3,567
Eversource Energy	3.150%	1/15/25	2,067	2,255
Eversource Energy	0.800%	8/15/25	2,100	2,088
Exelon Corp.	3.497%	6/1/22	10,595	11,081
Exelon Corp.	3.950%	6/15/25	3,728	4,201
Exelon Generation Co. LLC	3.400%	3/15/22	3,250	3,370
Exelon Generation Co. LLC	4.250%	6/15/22	4,581	4,829
Exelon Generation Co. LLC	3.250%	6/1/25	1,200	1,314
FirstEnergy Corp.	2.850%	7/15/22	3,950	4,048
FirstEnergy Corp.	4.250%	3/15/23	8,190	8,697
FirstEnergy Corp.	2.050%	3/1/25	2,400	2,433
Florida Power & Light Co.	2.750%	6/1/23	4,420	4,641
Florida Power & Light Co.	3.250%	6/1/24	2,700	2,931
Florida Power & Light Co.	2.850%	4/1/25	15,959	17,499
Georgia Power Co.	2.850%	5/15/22	1,100	1,140
Georgia Power Co.	2.100%	7/30/23	10,025	10,439
Georgia Power Co.	2.200%	9/15/24	7,265	7,644
Interstate Power & Light Co.	3.250%	12/1/24	3,210	3,521
ITC Holdings Corp.	2.700%	11/15/22	5,542	5,779
Kansas City Power & Light Co.	3.150%	3/15/23	2,425	2,566
MidAmerican Energy Co.	3.500%	10/15/24	7,082	7,866
National Rural Utilities Cooperative Finance
Corp.	1.750%	1/21/22	2,885	2,940
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	9,439	9,708
National Rural Utilities Cooperative Finance
Corp.	2.400%	4/25/22	1,313	1,350
National Rural Utilities Cooperative Finance
Corp.	2.300%	9/15/22	1,500	1,550
National Rural Utilities Cooperative Finance
Corp.	2.700%	2/15/23	3,192	3,347

	National Rural Utilities Cooperative Finance
	Corp.	3.400%	11/15/23	2,842	3,078
	National Rural Utilities Cooperative Finance
	Corp.	2.950%	2/7/24	5,026	5,382
	National Rural Utilities Cooperative Finance
	Corp.	2.850%	1/27/25	2,330	2,536
	National Rural Utilities Cooperative Finance
	Corp.	3.250%	11/1/25	1,200	1,341
	NextEra Energy Capital Holdings Inc.	3.200%	2/25/22	150	155
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	7,869	8,154
	NextEra Energy Capital Holdings Inc.	3.300%	8/15/22	91	96
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	5,380	5,628
	NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	7,061	7,625
	NextEra Energy Capital Holdings Inc.	2.750%	5/1/25	11,054	11,939
	Northern States Power Co.	2.600%	5/15/23	1,900	1,987
	Ohio Power Co.	5.375%	10/1/21	583	612
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	1,625	1,707
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	9,325	9,998
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	2,310	2,519
4	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	2,000	1,989
	Pacific Gas & Electric Co.	3.850%	11/15/23	4,500	4,747
	Pacific Gas & Electric Co.	3.750%	2/15/24	3,000	3,152
	Pacific Gas & Electric Co.	3.500%	6/15/25	11,200	11,764
	Pacific Gas and Electric Co.	1.750%	6/16/22	20,000	19,983
	Pacific Gas and Electric Co.	3.450%	7/1/25	6,300	6,591
	Pacific Gas and Electric Co.	3.150%	1/1/26	5,000	5,120
	PacifiCorp	2.950%	2/1/22	4,619	4,744
	PacifiCorp	2.950%	6/1/23	325	345
	PacifiCorp	3.600%	4/1/24	2,985	3,286
	PECO Energy Co.	2.375%	9/15/22	400	413
	Pinnacle West Capital Corp.	1.300%	6/15/25	4,750	4,825
	PPL Capital Funding Inc.	4.200%	6/15/22	4,181	4,395
	PPL Capital Funding Inc.	3.400%	6/1/23	7,114	7,548
	PPL Capital Funding Inc.	3.950%	3/15/24	312	338
	Progress Energy Inc.	3.150%	4/1/22	1,416	1,462
	PSEG Power LLC	3.850%	6/1/23	7,803	8,408
	Public Service Electric & Gas Co.	2.375%	5/15/23	3,500	3,661
	Public Service Electric & Gas Co.	3.000%	5/15/25	2,800	3,063
	Public Service Enterprise Group Inc.	2.000%	11/15/21	600	609
	Public Service Enterprise Group Inc.	2.650%	11/15/22	5,498	5,731
	Public Service Enterprise Group Inc.	2.875%	6/15/24	4,750	5,064
	Public Service Enterprise Group Inc.	0.800%	8/15/25	5,000	4,969
	Puget Energy Inc.	6.000%	9/1/21	4,717	4,943
	Puget Energy Inc.	5.625%	7/15/22	3,315	3,562
	Puget Energy Inc.	3.650%	5/15/25	5,000	5,261
	San Diego Gas & Electric Co.	3.000%	8/15/21	3,377	3,456
	San Diego Gas & Electric Co.	3.600%	9/1/23	1,248	1,344
3	Southern California Edison Co.	1.845%	2/1/22	869	868
	Southern California Edison Co.	2.400%	2/1/22	1,200	1,226
	Southern California Edison Co.	3.400%	6/1/23	2,500	2,628
	Southern California Edison Co.	3.500%	10/1/23	4,659	4,993
	Southern California Edison Co.	3.700%	8/1/25	8,200	9,119
	Southern Co.	2.350%	7/1/21	2,559	2,591
	Southern Co.	2.950%	7/1/23	1,700	1,802
3	Southern Co.	4.000%	1/15/51	4,000	3,984
3	Southern Co.	5.500%	3/15/57	1,015	1,034
	Southern Power Co.	2.500%	12/15/21	1,900	1,945

Southwestern Public Service Co.	3.300%	6/15/24	3,078	3,329
Union Electric Co.	3.500%	4/15/24	2,700	2,937
Virginia Electric & Power Co.	2.950%	1/15/22	6,395	6,546
Virginia Electric & Power Co.	2.750%	3/15/23	11,327	11,847
Virginia Electric & Power Co.	3.100%	5/15/25	4,926	5,386
WEC Energy Group Inc.	3.100%	3/8/22	122	127
WEC Energy Group Inc.	0.550%	9/15/23	3,300	3,306
WEC Energy Group Inc.	3.550%	6/15/25	2,257	2,527
Wisconsin Electric Power Co.	2.950%	9/15/21	1,075	1,094
Wisconsin Electric Power Co.	2.050%	12/15/24	700	738
Wisconsin Public Service Corp.	3.350%	11/21/21	5,613	5,796
Xcel Energy Inc.	2.400%	3/15/21	5,450	5,490
Xcel Energy Inc.	2.600%	3/15/22	2,075	2,134
Xcel Energy Inc.	0.500%	10/15/23	2,000	1,995
Xcel Energy Inc.	3.300%	6/1/25	6,356	7,006

Natural Gas (0.1%)
CenterPoint Energy Resources Corp.	3.550%	4/1/23	2,600	2,775
NiSource Inc.	0.950%	8/15/25	9,000	8,974
ONE Gas Inc.	3.610%	2/1/24	1,895	2,073
Sempra Energy	2.875%	10/1/22	4,029	4,180
Sempra Energy	2.900%	2/1/23	5,235	5,483
Sempra Energy	4.050%	12/1/23	3,381	3,685
Southern California Gas Co.	3.150%	9/15/24	316	344
Southern California Gas Co.	3.200%	6/15/25	3,070	3,396
Southern Co. Gas Capital Corp.	2.450%	10/1/23	4,770	5,016

Other Utility (0.0%)
American Water Capital Corp.	3.850%	3/1/24	3,525	3,861
American Water Capital Corp.	3.400%	3/1/25	7,500	8,303
				725,317
Total Corporate Bonds (Cost $14,824,417)				15,370,798
Sovereign Bonds (7.1%)
African Development Bank	0.500%	4/22/22	13,550	13,600
African Development Bank	1.625%	9/16/22	10,950	11,241
African Development Bank	2.125%	11/16/22	20,525	21,329
African Development Bank	0.750%	4/3/23	7,550	7,641
African Development Bank	3.000%	9/20/23	11,450	12,360
Asian Development Bank	2.125%	11/24/21	7,350	7,509
Asian Development Bank	2.000%	2/16/22	30,095	30,819
Asian Development Bank	1.875%	2/18/22	27,220	27,831
Asian Development Bank	0.625%	4/7/22	40,750	40,985
Asian Development Bank	1.875%	7/19/22	15,871	16,335
Asian Development Bank	1.875%	8/10/22	12,004	12,367
Asian Development Bank	1.750%	9/13/22	28,987	29,829
Asian Development Bank	1.625%	1/24/23	9,250	9,540
Asian Development Bank	2.750%	3/17/23	21,017	22,295
Asian Development Bank	0.250%	7/14/23	40,600	40,581
Asian Development Bank	0.250%	10/6/23	21,000	20,977
Asian Development Bank	2.625%	1/30/24	16,400	17,652
Asian Development Bank	1.500%	10/18/24	21,425	22,397
Asian Development Bank	2.000%	1/22/25	3,558	3,799
Asian Development Bank	0.625%	4/29/25	43,600	43,968
Asian Development Bank	0.375%	9/3/25	16,260	16,194
Asian Infrastructure Investment Bank	0.250%	9/29/23	15,000	14,966
Asian Infrastructure Investment Bank	2.250%	5/16/24	15,800	16,881

Asian Infrastructure Investment Bank	0.500%	5/28/25	17,300	17,293
Canada	2.625%	1/25/22	18,850	19,443
Canada	2.000%	11/15/22	27,681	28,730
Canada	1.625%	1/22/25	8,030	8,454
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	15,756	16,523
CNOOC Finance 2015 USA LLC	3.750%	5/2/23	650	693
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	12,232	13,452
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	17,228	19,072
Corp. Andina de Fomento	1.625%	9/23/25	5,000	5,004
Corp. Andina de Fomento	3.250%	2/11/22	6,000	6,182
Corp. Andina de Fomento	4.375%	6/15/22	6,301	6,648
Corp. Andina de Fomento	2.750%	1/6/23	7,750	8,038
Corp. Andina de Fomento	2.375%	5/12/23	4,300	4,430
Corp. Andina de Fomento	3.750%	11/23/23	7,491	8,090
Council Of Europe Development Bank	1.750%	9/26/22	6,180	6,363
Council Of Europe Development Bank	2.625%	2/13/23	9,762	10,299
Council Of Europe Development Bank	0.250%	6/10/23	5,000	4,995
Council Of Europe Development Bank	1.375%	2/27/25	9,400	9,784
Ecopetrol SA	5.875%	9/18/23	14,105	15,498
Ecopetrol SA	4.125%	1/16/25	7,433	7,795
Equinor ASA	2.750%	11/10/21	114	117
Equinor ASA	3.150%	1/23/22	7,689	7,958
Equinor ASA	2.450%	1/17/23	12,154	12,701
Equinor ASA	2.650%	1/15/24	18,491	19,697
Equinor ASA	3.700%	3/1/24	9,088	10,018
Equinor ASA	3.250%	11/10/24	7,531	8,289
Equinor ASA	2.875%	4/6/25	4,010	4,354
European Bank for Reconstruction &
Development	1.500%	11/2/21	6,654	6,743
European Bank for Reconstruction &
Development	1.875%	2/23/22	10,011	10,236
European Bank for Reconstruction &
Development	2.750%	3/7/23	15,120	16,021
European Bank for Reconstruction &
Development	0.250%	7/10/23	15,150	15,135
European Bank for Reconstruction &
Development	1.500%	2/13/25	4,000	4,185
European Bank for Reconstruction &
Development	0.500%	5/19/25	23,600	23,667
European Investment Bank	2.125%	10/15/21	29,640	30,220
European Investment Bank	2.875%	12/15/21	23,478	24,223
European Investment Bank	2.250%	3/15/22	33,150	34,124
European Investment Bank	2.625%	5/20/22	12,781	13,279
European Investment Bank	2.375%	6/15/22	20,810	21,567
European Investment Bank	2.250%	8/15/22	28,615	29,691
European Investment Bank	1.375%	9/6/22	27,924	28,532
European Investment Bank	2.000%	12/15/22	23,280	24,178
European Investment Bank	2.500%	3/15/23	37,748	39,817
European Investment Bank	1.375%	5/15/23	9,728	10,012
European Investment Bank	2.875%	8/15/23	23,765	25,535
European Investment Bank	0.250%	9/15/23	47,800	47,777
European Investment Bank	3.125%	12/14/23	27,703	30,206
European Investment Bank	3.250%	1/29/24	37,188	40,819
European Investment Bank	2.625%	3/15/24	20,765	22,417
European Investment Bank	2.250%	6/24/24	7,266	7,783
European Investment Bank	1.875%	2/10/25	19,620	20,870
European Investment Bank	1.625%	3/14/25	45,484	47,901

European Investment Bank	0.625%	7/25/25	25,035	25,245
Export Development Canada	1.375%	10/21/21	8,250	8,353
Export Development Canada	2.000%	5/17/22	1,000	1,029
Export Development Canada	1.750%	7/18/22	17,490	17,949
Export Development Canada	2.500%	1/24/23	8,040	8,449
Export Development Canada	1.375%	2/24/23	20,400	20,870
Export Development Canada	2.750%	3/15/23	9,900	10,493
Export Development Canada	2.625%	2/21/24	4,650	5,008
Export-Import Bank of Korea	1.875%	10/21/21	13,805	13,998
Export-Import Bank of Korea	2.750%	1/25/22	4,100	4,214
Export-Import Bank of Korea	5.000%	4/11/22	9,175	9,817
Export-Import Bank of Korea	3.000%	11/1/22	8,060	8,462
Export-Import Bank of Korea	3.625%	11/27/23	3,120	3,408
Export-Import Bank of Korea	4.000%	1/14/24	4,825	5,320
Export-Import Bank of Korea	2.875%	1/21/25	7,420	8,031
Export-Import Bank of Korea	1.875%	2/12/25	1,300	1,354
FMS Wertmanagement	2.000%	8/1/22	20,235	20,883
FMS Wertmanagement	2.750%	3/6/23	10,450	11,075
Hydro-Quebec	8.400%	1/15/22	6,425	7,050
Hydro-Quebec	8.050%	7/7/24	4,025	5,058
Industrial & Commercial Bank of China Ltd.	2.452%	10/20/21	3,765	3,821
Industrial & Commercial Bank of China Ltd.	2.957%	11/8/22	7,050	7,331
Inter-American Development Bank	2.125%	1/18/22	27,450	28,110
Inter-American Development Bank	1.750%	4/14/22	18,530	18,957
Inter-American Development Bank	1.750%	9/14/22	17,500	18,009
Inter-American Development Bank	3.000%	9/26/22	8,000	8,433
Inter-American Development Bank	2.500%	1/18/23	30,883	32,448
Inter-American Development Bank	0.500%	5/24/23	33,625	33,823
Inter-American Development Bank	3.000%	10/4/23	15,630	16,898
Inter-American Development Bank	0.250%	11/15/23	42,000	41,913
Inter-American Development Bank	2.625%	1/16/24	20,750	22,316
Inter-American Development Bank	3.000%	2/21/24	25,900	28,229
Inter-American Development Bank	2.125%	1/15/25	10,220	10,956
Inter-American Development Bank	1.750%	3/14/25	22,551	23,853
Inter-American Development Bank	0.875%	4/3/25	26,700	27,207
Inter-American Development Bank	0.625%	7/15/25	20,000	20,158
International Bank for Reconstruction &
Development	2.750%	7/23/21	15,000	15,304
International Bank for Reconstruction &
Development	2.125%	12/13/21	8,065	8,247
International Bank for Reconstruction &
Development	2.000%	1/26/22	38,890	39,788
International Bank for Reconstruction &
Development	1.625%	2/10/22	27,875	28,397
International Bank for Reconstruction &
Development	2.125%	7/1/22	37,750	38,988
International Bank for Reconstruction &
Development	1.875%	10/7/22	5,229	5,399
International Bank for Reconstruction &
Development	7.625%	1/19/23	10,796	12,596
International Bank for Reconstruction &
Development	1.750%	4/19/23	6,375	6,615
International Bank for Reconstruction &
Development	1.875%	6/19/23	34,175	35,660
International Bank for Reconstruction &
Development	3.000%	9/27/23	19,650	21,234

	International Bank for Reconstruction &
	Development	2.500%	3/19/24	18,950	20,374
	International Bank for Reconstruction &
	Development	1.500%	8/28/24	22,150	23,130
	International Bank for Reconstruction &
	Development	2.500%	11/25/24	29,573	32,140
	International Bank for Reconstruction &
	Development	1.625%	1/15/25	26,600	27,950
	International Bank for Reconstruction &
	Development	2.125%	3/3/25	2,794	3,001
	International Bank for Reconstruction &
	Development	0.750%	3/11/25	22,100	22,403
	International Bank for Reconstruction &
	Development	0.625%	4/22/25	60,650	61,133
	International Bank for Reconstruction &
	Development	0.375%	7/28/25	40,700	40,538
	International Bank for Reconstruction &
	Development	2.500%	7/29/25	35,220	38,647
	International Finance Corp.	2.000%	10/24/22	7,550	7,823
	International Finance Corp.	2.875%	7/31/23	23,400	25,104
	International Finance Corp.	1.375%	10/16/24	12,650	13,155
	International Finance Corp.	0.375%	7/16/25	10,750	10,718
5	Japan Bank for International Cooperation	3.125%	7/20/21	7,070	7,226
5	Japan Bank for International Cooperation	2.000%	11/4/21	7,225	7,350
5	Japan Bank for International Cooperation	2.500%	6/1/22	6,305	6,523
5	Japan Bank for International Cooperation	2.375%	7/21/22	9,850	10,203
5	Japan Bank for International Cooperation	1.625%	10/17/22	1,750	1,793
5	Japan Bank for International Cooperation	2.375%	11/16/22	11,410	11,889
5	Japan Bank for International Cooperation	1.750%	1/23/23	16,200	16,658
5	Japan Bank for International Cooperation	0.625%	5/22/23	15,000	15,086
5	Japan Bank for International Cooperation	3.250%	7/20/23	18,375	19,807
5	Japan Bank for International Cooperation	3.375%	7/31/23	1,475	1,596
5	Japan Bank for International Cooperation	0.375%	9/15/23	20,000	19,981
5	Japan Bank for International Cooperation	3.375%	10/31/23	10,000	10,884
5	Japan Bank for International Cooperation	2.500%	5/23/24	17,700	18,977
5	Japan Bank for International Cooperation	3.000%	5/29/24	10,865	11,841
5	Japan Bank for International Cooperation	1.750%	10/17/24	4,750	4,978
5	Japan Bank for International Cooperation	2.125%	2/10/25	1,031	1,099
5	Japan Bank for International Cooperation	2.500%	5/28/25	5,350	5,816
5	Japan Bank for International Cooperation	0.625%	7/15/25	27,000	27,034
6	KFW	2.000%	11/30/21	24,265	24,762
6	KFW	3.125%	12/15/21	27,155	28,104
6	KFW	2.625%	1/25/22	17,080	17,618
6	KFW	2.500%	2/15/22	31,265	32,223
6	KFW	2.125%	3/7/22	36,758	37,749
6	KFW	2.125%	6/15/22	19,551	20,181
6	KFW	1.750%	8/22/22	43,120	44,365
6	KFW	2.000%	10/4/22	19,540	20,229
6	KFW	2.375%	12/29/22	17,546	18,384
6	KFW	2.125%	1/17/23	35,175	36,692
6	KFW	0.250%	10/19/23	40,000	39,980
6	KFW	2.625%	2/28/24	31,150	33,648
6	KFW	1.375%	8/5/24	22,704	23,425
6	KFW	2.500%	11/20/24	31,735	34,548
6	KFW	2.000%	5/2/25	13,529	14,525
6	KFW	0.375%	7/18/25	41,950	41,864
	Korea Development Bank	4.625%	11/16/21	8,105	8,456

	Korea Development Bank	2.625%	2/27/22	3,308	3,403
	Korea Development Bank	3.000%	3/19/22	4,425	4,580
	Korea Development Bank	3.000%	9/14/22	3,426	3,582
	Korea Development Bank	3.375%	3/12/23	2,000	2,130
	Korea Development Bank	2.750%	3/19/23	4,700	4,929
	Korea Development Bank	3.750%	1/22/24	5,628	6,155
	Korea Development Bank	3.250%	2/19/24	1,500	1,620
	Korea Development Bank	2.125%	10/1/24	3,810	3,999
6	Kreditanstalt fuer Wiederaufbau	1.625%	2/15/23	40,500	41,779
6	Landwirtschaftliche Rentenbank	2.250%	10/1/21	6,790	6,923
6	Landwirtschaftliche Rentenbank	2.000%	12/6/21	13,910	14,201
6	Landwirtschaftliche Rentenbank	3.125%	11/14/23	8,680	9,441
6	Landwirtschaftliche Rentenbank	2.000%	1/13/25	9,201	9,826
6	Landwirtschaftliche Rentenbank	0.500%	5/27/25	16,150	16,211
6	Landwirtschaftliche Rentenbank	2.375%	6/10/25	11,970	13,033
	Nordic Investment Bank	2.125%	2/1/22	8,605	8,820
	Nordic Investment Bank	1.375%	10/17/22	6,042	6,181
	Nordic Investment Bank	0.375%	5/19/23	15,250	15,245
	Nordic Investment Bank	2.875%	7/19/23	5,800	6,221
	Nordic Investment Bank	2.250%	5/21/24	667	706
	Nordic Investment Bank	0.375%	9/11/25	14,000	13,943
	North American Development Bank	2.400%	10/26/22	838	867
7	Oesterreichische Kontrollbank AG	2.375%	10/1/21	1,800	1,837
7	Oesterreichische Kontrollbank AG	2.625%	1/31/22	9,425	9,726
7	Oesterreichische Kontrollbank AG	1.625%	9/17/22	2,315	2,376
7	Oesterreichische Kontrollbank AG	2.875%	3/13/23	10,865	11,547
7	Oesterreichische Kontrollbank AG	3.125%	11/7/23	5,540	6,018
7	Oesterreichische Kontrollbank AG	1.500%	2/12/25	8,900	9,221
7	Oesterreichische Kontrollbank AG	0.375%	9/17/25	20,000	19,918
3	Oriental Republic of Uruguay	8.000%	11/18/22	3,900	4,212
3	Oriental Republic of Uruguay	4.500%	8/14/24	4,051	4,416
3	Petroleos Mexicanos	2.290%	2/15/24	665	685
	Province of Alberta	2.200%	7/26/22	11,894	12,292
	Province of Alberta	3.350%	11/1/23	13,925	15,137
	Province of Alberta	2.950%	1/23/24	11,500	12,416
	Province of Alberta	1.875%	11/13/24	18,900	19,722
	Province of Alberta Canada	1.000%	5/20/25	15,360	15,473
	Province of British Columbia	2.000%	10/23/22	6,579	6,807
	Province of British Columbia	1.750%	9/27/24	5,400	5,655
	Province of Manitoba	2.050%	11/30/20	9,700	9,724
	Province of Manitoba	2.125%	5/4/22	3,136	3,222
	Province of Manitoba	2.100%	9/6/22	3,875	4,000
	Province of Manitoba	2.600%	4/16/24	6,750	7,245
	Province of Manitoba	3.050%	5/14/24	6,716	7,316
	Province of New Brunswick	2.500%	12/12/22	4,500	4,697
	Province of Ontario	2.400%	2/8/22	13,660	14,033
	Province of Ontario	2.550%	4/25/22	12,968	13,422
	Province of Ontario	2.250%	5/18/22	23,345	24,069
	Province of Ontario	2.450%	6/29/22	11,250	11,654
	Province of Ontario	2.200%	10/3/22	1,883	1,953
	Province of Ontario	1.750%	1/24/23	21,150	21,828
	Province of Ontario	3.400%	10/17/23	26,250	28,606
	Province of Ontario	3.050%	1/29/24	10,475	11,374
	Province of Ontario	3.200%	5/16/24	9,660	10,598
	Province of Quebec	2.375%	1/31/22	24,660	25,334
	Province of Quebec	2.625%	2/13/23	5,025	5,293
	Province of Quebec	2.500%	4/9/24	12,170	13,045

	Province of Quebec	2.875%	10/16/24	11,045	12,085
	Province of Quebec	1.500%	2/11/25	12,305	12,732
	Province of Quebec	0.600%	7/23/25	13,000	12,995
	Province of Saskatchewan	8.500%	7/15/22	2,048	2,334
	Republic of Chile	3.250%	9/14/21	8,859	9,070
	Republic of Chile	2.250%	10/30/22	2,460	2,534
	Republic of Chile	3.125%	3/27/25	3,050	3,333
3	Republic of Colombia	2.625%	3/15/23	2,200	2,258
	Republic of Colombia	8.125%	5/21/24	4,940	5,965
3	Republic of Columbia	4.000%	2/26/24	23,567	25,130
	Republic of Hungary	6.375%	3/29/21	12,145	12,478
	Republic of Hungary	5.375%	2/21/23	10,155	11,208
	Republic of Hungary	5.750%	11/22/23	11,745	13,463
	Republic of Hungary	5.375%	3/25/24	16,298	18,666
	Republic of Indonesia	2.950%	1/11/23	7,770	8,091
	Republic of Indonesia	4.450%	2/11/24	4,346	4,813
	Republic of Italy	6.875%	9/27/23	20,950	24,329
	Republic of Italy	2.375%	10/17/24	22,350	23,107
	Republic of Korea	3.875%	9/11/23	11,130	12,196
3	Republic of Panama	4.000%	9/22/24	12,318	13,457
3	Republic of Panama	3.750%	3/16/25	7,627	8,313
	Republic of Peru	7.350%	7/21/25	11,790	15,090
	Republic of Poland	5.125%	4/21/21	11,980	12,279
	Republic of Poland	5.000%	3/23/22	14,298	15,293
	Republic of Poland	3.000%	3/17/23	14,314	15,167
	Republic of Poland	4.000%	1/22/24	10,267	11,422
	Republic of the Philippines	4.200%	1/21/24	7,380	8,192
	Republic of the Philippines	9.500%	10/21/24	3,251	4,377
	Republic of the Philippines	10.625%	3/16/25	11,049	15,703
	State of Israel	4.000%	6/30/22	10,475	11,122
	State of Israel	3.150%	6/30/23	7,100	7,601
	Svensk Exportkredit AB	3.125%	11/8/21	8,150	8,401
	Svensk Exportkredit AB	2.375%	3/9/22	7,100	7,303
	Svensk Exportkredit AB	2.000%	8/30/22	6,900	7,115
	Svensk Exportkredit AB	1.625%	11/14/22	11,450	11,753
	Svensk Exportkredit AB	2.875%	3/14/23	10,800	11,457
	Svensk Exportkredit AB	0.750%	4/6/23	3,500	3,535
	Svensk Exportkredit AB	0.250%	9/29/23	9,000	8,966
	Svensk Exportkredit AB	1.750%	12/12/23	1,700	1,772
	Svensk Exportkredit AB	0.375%	7/30/24	11,000	10,970
	Svensk Exportkredit AB	0.625%	5/14/25	18,300	18,397
	Svensk Exportkredit AB	0.500%	8/26/25	8,800	8,784
	Syngenta Finance NV	3.125%	3/28/22	3,815	3,891
	United Mexican States	3.625%	3/15/22	14,825	15,436
	United Mexican States	4.000%	10/2/23	22,385	24,316
	United Mexican States	3.600%	1/30/25	10,489	11,290
3	United Mexican States	3.900%	4/27/25	9,000	9,799
Total Sovereign Bonds (Cost $4,041,246)					4,154,974
Taxable Municipal Bonds (0.1%)
	California Department of Water Resources Power
	Supply Revenue	2.000%	5/1/22	2,195	2,254
	California GO	5.700%	11/1/21	3,330	3,522
	California GO	2.367%	4/1/22	1,080	1,111
	Florida Board of Administration Finance Corp
	Revenue	2.638%	7/1/21	4,500	4,579
	Illinois GO	4.950%	6/1/23	6,409	6,521
	Massachusetts GO	4.200%	12/1/21	2,250	2,313

8 New Jersey Economic Development Authority
Lease Revenue	0.000%	2/15/22	5,000	4,941
New York State Urban Development Corp.
Revenue	2.100%	3/15/22	655	664
Oregon GO	5.762%	6/1/23	1,045	1,138
Regents of the University of California Revenue	3.063%	7/1/25	2,677	2,958
State Board of Administration Finance Corp.	1.258%	7/1/25	11,525	11,702
University of California	0.883%	5/15/25	2,000	2,017
Utah GO	4.554%	7/1/24	7,815	8,522
Total Taxable Municipal Bonds (Cost $51,212)				52,242
			Shares
Temporary Cash Investment (1.0%)
Money Market Fund (1.0%)
9 Vanguard Market Liquidity Fund (Cost $629,943)	0.117%		6,299,434	629,943
Total Investments (100.5%) (Cost $57,333,534)				59,131,593
Other Asset and Liabilities—Net (-0.5%)				(319,801)
Net Assets (100%)				58,811,792
Cost is in $000.

1 U.S. government-guaranteed.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the aggregate value of these securities was $331,081,000, representing 0.6% of net assets.
5 Guaranteed by the Government of Japan.
6 Guaranteed by the Federal Republic of Germany.
7 Guaranteed by the Republic of Austria.
8 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
9 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4
p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity
Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of t rustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are no t necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Short-Term Bond Index Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Sched ule of
Investments.

The following table summarizes the market value of the fund's investments as of September 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S Government and Agency Obligations	—	38,923,636	—	38,923,636
Corporate Bonds	—	15,370,798	—	15,370,798
Sovereign Bonds	—	4,154,974	—	4,154,974
Taxable Municipal Bonds	—	52,242	—	52,242
Temporary Cash Investments	629,943	—	—	629,943
Total	629,943	58,501,650	—	59,131,593